UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM INCOME BUILDER FUND

(Formerly known as Prudential Income Builder Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Income and long-term capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Jennison Associates LLC and PGIM, Inc. (PGIM) are registered investment advisers and Prudential Financial companies. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM. PGIM Fixed Income and PGIM Real Estate are units of PGIM. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Income Builder Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Income Builder Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Income Builder Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Income Builder Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.54	–2.94	2.85	3.88	—
Class B	–0.92	–4.06	2.89	3.58	—
Class C	–0.81	–0.07	3.03	3.58	—
Class R	–0.56	1.38	3.56	4.11	—
Class Z	–0.31	1.87	4.08	4.63	—
Class R6**	–0.42	1.88	N/A	N/A	4.57 (12/30/16)
S&P 500 Index
	3.82	13.26	12.95	9.01	—
Bloomberg Barclays US Aggregate Bond Index
	–1.87	–0.32	1.47	3.57	—
Lipper Flexible Portfolio Funds Average
	1.09	6.51	4.67	4.68	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Year 1) 4.00% (Year 2) 3.00% (Year 3) 2.00% (Year 4) 1.00% (Years 5/6) 0.00% (Year 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how US stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 15.62%.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including US Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 0.95%.

Lipper Flexible Portfolio Funds Average—The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds universe for the periods noted. The funds in the Lipper Average allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 8.53%.

PGIM Income Builder Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
SPDR Bloomberg Barclays Convertible Securities ETF, Exchange Traded Funds	9.1
PGIM Total Return Bond Fund (Class R6 Stock), Affiliated Mutual Funds	8.4
iShares MSCI ACWI ETF, Exchange Traded Funds	4.7
Financial Select Sector SPDR Fund, Exchange Traded Funds	1.6
iShares 20+ Year Treasury Bond ETF, Exchange Traded Funds	1.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Exchange Traded Funds	19.9
Affiliated Mutual Funds	11.5
Sovereign Bonds	10.8
Equity Real Estate Investment Trusts (REITs)	10.0
Oil, Gas & Consumable Fuels	9.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Income Builder Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Income Builder Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$994.60	0.95%	$4.70
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
Class B	Actual	$1,000.00	$990.80	1.70%	$8.39
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Class C	Actual	$1,000.00	$991.90	1.70%	$8.40
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Class R	Actual	$1,000.00	$994.40	1.20%	$5.93
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class Z	Actual	$1,000.00	$996.90	0.70%	$3.47
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51
Class R6**	Actual	$1,000.00	$995.80	0.70%	$3.46
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%

AFFILIATED MUTUAL FUNDS (Class R6) 11.5%
PGIM Absolute Return Bond Fund	438,269	$4,360,773
PGIM Floating Rate Income Fund	439,720	4,366,415
PGIM Short Duration High Yield Income Fund	514,218	4,571,402
PGIM Total Return Bond Fund	2,595,505	36,674,479

TOTAL AFFILIATED MUTUAL FUNDS (cost $50,121,453)(w)		49,973,069

COMMON STOCKS 34.8%

Aerospace & Defense 1.2%
Boeing Co. (The)	4,249	1,417,297
General Dynamics Corp.	5,407	1,088,483
Lockheed Martin Corp.	5,104	1,637,567
Safran SA (France)	8,286	971,865

		5,115,212

Air Freight & Logistics 0.2%
FedEx Corp.	3,975	982,620

Banks 3.1%
Bank of America Corp.	106,779	3,194,828
BB&T Corp.	52,320	2,762,496
JPMorgan Chase & Co.	30,128	3,277,324
PNC Financial Services Group, Inc. (The)	17,264	2,513,811
SunTrust Banks, Inc.	24,319	1,624,509

		13,372,968

Beverages 0.9%
Coca-Cola Co. (The)	16,277	703,329
Diageo PLC (United Kingdom), ADR	5,629	799,093
Dr. Pepper Snapple Group, Inc.	21,449	2,573,022

		4,075,444

Biotechnology 0.2%
AbbVie, Inc.	10,463	1,010,203

Capital Markets 0.6%
Goldman Sachs Group, Inc. (The)	4,775	1,138,026
Moelis & Co. (Class A Stock)	29,977	1,612,762

		2,750,788

See Notes to Financial Statements.

PGIM Income Builder Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals 0.6%
Air Products & Chemicals, Inc.	6,361	$1,032,327
Akzo Nobel NV (Netherlands)	8,109	734,336
DowDuPont, Inc.	16,434	1,039,286

		2,805,949

Communications Equipment 0.4%
Cisco Systems, Inc.	42,931	1,901,414

Electric Utilities 0.3%
Exelon Corp.	28,736	1,140,244

Electrical Equipment 0.3%
Emerson Electric Co.	20,781	1,380,066

Energy Equipment & Services 0.1%
USA Compression Partners LP, MLP	26,435	473,187

Equity Real Estate Investment Trusts (REITs) 8.2%
AEW UK REIT PLC (United Kingdom)	626,028	839,450
alstria office REIT-AG (Germany)	13	196
American Campus Communities, Inc.	12,351	483,048
American Tower Corp.	4,526	617,165
Ascendas Real Estate Investment Trust (Singapore)	214,741	432,397
Brandywine Realty Trust	30,460	490,711
Cache Logistics Trust (Singapore)	3,568,289	2,246,999
Community Healthcare Trust, Inc.	61,604	1,570,902
DiamondRock Hospitality Co.	59,950	662,447
Easterly Government Properties, Inc.	21,592	445,011
Education Realty Trust, Inc.	19,383	637,894
Empiric Student Property PLC (United Kingdom)	1,353,120	1,590,876
Eurocommercial Properties NV (Netherlands), CVA	23,178	971,243
Four Corners Property Trust, Inc.	27,396	620,793
Frasers Logistics & Industrial Trust (Singapore)	523,676	414,676
Highwoods Properties, Inc.	9,107	400,890
Invincible Investment Corp. (Japan)	2,022	904,462
Irish Residential Properties REIT PLC (Ireland)	227,804	374,680
Jernigan Capital, Inc.*	30,000	688,500
Kenedix Retail REIT Corp. (Japan)	177	374,983
Lexington Realty Trust	54,924	441,589
Macerich Co. (The)	16,898	973,663
MedEquities Realty Trust, Inc.	231,032	2,354,216
Medical Properties Trust, Inc.	182,378	2,330,791
MGM Growth Properties LLC (Class A Stock)	56,679	1,585,312
NewRiver REIT PLC (United Kingdom)	231,845	925,631
Omega Healthcare Investors, Inc.	15,879	412,536

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Park Hotels & Resorts, Inc.	57,500	$1,654,850
Piedmont Office Realty Trust, Inc. (Class A Stock)	26,834	480,865
Retail Properties of America, Inc. (Class A Stock)	1,155	13,329
Sabra Health Care REIT, Inc.	132,490	2,425,892
Senior Housing Properties Trust	25,679	399,822
STAG Industrial, Inc.	66,705	1,638,942
Starhill Global REIT (Singapore)	782,286	424,771
Stockland (Australia)	152,613	475,663
Suntec Real Estate Investment Trust (Singapore)	431,029	637,117
Unibail-Rodamco SE (France)	2,734	656,683
Vicinity Centres (Australia)	340,046	624,647
Welltower, Inc.	43,296	2,313,738

		35,537,380

Food & Staples Retailing 0.3%
Walmart, Inc.	15,319	1,355,119

Food Products 0.3%
Conagra Brands, Inc.	40,455	1,499,667

Health Care Equipment & Supplies 0.5%
Abbott Laboratories	15,187	882,820
Koninklijke Philips Electronics NV (Netherlands)	13,873	585,718
Zimmer Biomet Holdings, Inc.	6,349	731,215

		2,199,753

Health Care Providers & Services 0.1%
UnitedHealth Group, Inc.	1,868	441,595

Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	9,299	586,395
International Game Technology PLC	59,506	1,682,235
McDonald’s Corp.	5,499	920,753
MGM Resorts International	25,132	789,647
Starbucks Corp.	17,907	1,030,906

		5,009,936

Independent Power & Renewable Electricity Producers 0.7%
NextEra Energy Partners LP	23,331	972,203
NRG Energy, Inc.	31,358	972,098
NRG Yield, Inc. (Class C Stock)	61,568	1,095,910

		3,040,211

See Notes to Financial Statements.

PGIM Income Builder Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Industrial Conglomerates 0.3%
Honeywell International, Inc.	7,794	$1,127,636

Insurance 0.3%
MetLife, Inc.	23,039	1,098,269

IT Services 0.8%
DXC Technology Co.	23,490	2,420,879
MasterCard, Inc. (Class A Stock)	4,985	888,676

		3,309,555

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.	6,805	1,431,432

Machinery 0.3%
Caterpillar, Inc.	8,521	1,230,092

Media 0.5%
Time Warner, Inc.	11,068	1,049,246
Twenty-First Century Fox, Inc. (Class A Stock)	33,584	1,227,831

		2,277,077

Metals & Mining 0.3%
Rio Tinto PLC (United Kingdom), ADR	23,319	1,281,379

Mortgage Real Estate Investment Trusts (REITs) 0.3%
MFA Financial, Inc.	95,876	720,987
Starwood Property Trust, Inc.	16,854	353,260

		1,074,247

Multi-Utilities 0.1%
Public Service Enterprise Group, Inc.	5,128	267,425

Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	14,831	998,423
Andeavor Logistics LP, MLP	16,767	711,591
Antero Midstream GP LP	22,144	381,320
Antero Midstream Partners LP, MLP	30,908	828,643
BP PLC (United Kingdom), ADR	47,348	2,111,247
Buckeye Partners LP, MLP	18,481	767,886
Cheniere Energy Partners LP Holdings LLC	81,234	2,266,429
Cheniere Energy Partners LP, MLP	86,683	2,709,711
Energy Transfer Equity LP, MLP	89,366	1,411,983
Energy Transfer Partners LP, MLP	76,438	1,377,413
EnLink Midstream LLC	32,048	475,913
EnLink Midstream Partners LP, MLP	32,877	480,004

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Enterprise Products Partners LP, MLP	69,054	$1,853,409
EQT GP Holdings LP, MLP	18,654	466,350
EQT Midstream Partners LP, MLP	20,514	1,154,118
Frontera Energy Corp. (Colombia)*	1,116	34,390
Kinder Morgan, Inc.	61,144	967,298
Magellan Midstream Partners LP, MLP	5,305	349,228
MPLX LP, MLP	79,469	2,807,640
Noble Midstream Partners LP, MLP	20,837	937,665
ONEOK, Inc.	31,674	1,907,408
Pembina Pipeline Corp. (Canada)	30,789	980,938
Plains All American Pipeline LP, MLP	80,065	1,882,328
Royal Dutch Shell PLC (Class A Stock) (Netherlands), ADR	31,536	2,204,366
SemGroup Corp. (Class A Stock)	36,389	915,183
Tallgrass Energy GP LP	31,625	647,048
Tallgrass Energy Partners LP, MLP	9,286	382,676
Targa Resources Corp.	45,663	2,144,791
TransCanada Corp. (Canada)	34,671	1,470,064
Williams Cos., Inc. (The)	52,025	1,338,603
Williams Partners LP, MLP	64,555	2,349,802

		39,313,868

Pharmaceuticals 1.3%
Allergan PLC	5,030	772,860
AstraZeneca PLC, ADR (United Kingdom)	24,487	870,023
Bristol-Myers Squibb Co.	37,779	1,969,419
Eli Lilly & Co.	11,069	897,364
Pfizer, Inc.	29,825	1,091,893

		5,601,559

Real Estate Management & Development 0.2%
Cibus Nordic Real Estate AB (Sweden)*	76,201	890,744

Road & Rail 0.1%
CSX Corp.	8,320	494,125

Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	34,299	1,770,514
Texas Instruments, Inc.	8,790	891,570

		2,662,084

Software 0.5%
Microsoft Corp.	25,193	2,356,049

See Notes to Financial Statements.

PGIM Income Builder Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 0.3%
Home Depot, Inc. (The)	7,720	$1,426,656

Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. (Class B Stock)	6,582	450,143
Tapestry, Inc.	22,018	1,183,908

		1,634,051

TOTAL COMMON STOCKS (cost $134,382,387)		151,568,004

EXCHANGE TRADED FUNDS 19.9%
Financial Select Sector SPDR Fund	248,000	6,807,600
iShares 20+ Year Treasury Bond ETF(a)	55,000	6,550,500
iShares Global Financials ETF	26,000	1,801,800
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	45,500	5,242,510
iShares MSCI ACWI ETF(a)	285,300	20,538,747
PowerShares Preferred Portfolio ETF	307,588	4,423,115
SPDR Bloomberg Barclays Convertible Securities ETF	772,142	39,718,985
Vanguard Total World Stock ETF	19,700	1,456,618

TOTAL EXCHANGE TRADED FUNDS (cost $84,034,223)		86,539,875

PREFERRED STOCKS 2.8%

Electronic Equipment, Instruments & Components 0.2%
Belden, Inc., CVT, Series B, 6.750%	9,297	807,073

Equity Real Estate Investment Trusts (REITs) 1.8%
American Homes 4 Rent, Series G, 5.8750%	46,895	1,055,138
Cedar Realty Trust, Inc., Series C, 6.500%	31,548	619,603
EPR Properties, Series G, 5.750%	52,192	1,148,224
Investors Real Estate Trust, Series C, 6.625%	28,080	664,654
Monmouth Real Estate Investment Corp., Series C, 6.125%	40,405	969,316
Pebblebrook Hotel Trust, Series D, 6.375%	26,039	642,252
Pennsylvania Real Estate Investment Trust, Series C, 7.200%	32,224	677,348
Rexford Industrial Realty, Inc., Series A, 5.875%	17,988	426,495
UMH Properties, Inc., Series C, 6.7500%	34,743	874,481
Urstadt Biddle Properties, Inc., Series H, 6.250%	30,483	744,395

		7,821,906

Internet Software & Services 0.3%
Mandatory Exchangeable Trust, CVT, 5.75%, 144A	7,924	1,598,075

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Shares	Value
PREFERRED STOCKS (Continued)

Multi-Utilities 0.2%
Sempra Energy CVT, Series A, 6.000%				7,200	$740,376

Oil, Gas & Consumable Fuels 0.3%
Anadarko Petroleum Corp., CVT, 7.500%				44,891	1,375,909

TOTAL PREFERRED STOCKS (cost $12,841,406)					12,343,339

				Principal Amount (000)#
ASSET-BACKED SECURITIES 1.2%

Collateralized Loan Obligations
5180-2 CLO LP, Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.950%	2.894	%(c)	11/25/27	750	748,886
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.448	(c)	07/15/26	500	500,823
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	3.398	(c)	04/16/27	500	500,497
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.192	(c)	04/22/27	250	250,150
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	3.135	(c)	07/18/27	500	500,604
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 144A, 3 Month LIBOR + 0.800%	3.148	(c)	07/15/27	500	499,504
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	10/15/26	500	500,868
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.009	(c)	05/15/26	297	297,399
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228	(c)	07/15/27	750	749,321
Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	3.779	(c)	10/20/28	350	350,672
Wellfleet CLO Ltd., Series 2016-1A, Class A, 144A, 3 Month LIBOR + 0.910%	3.264	(c)	04/20/28	350	350,000

TOTAL ASSET-BACKED SECURITIES (cost $5,248,752)					5,248,724

See Notes to Financial Statements.

PGIM Income Builder Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BOND 0.4%

Banks
Goldman Sachs DXC Technology Co., Sr. Unsec’d. Notes^ (cost $1,352,315)	1.655%	11/10/18	1,485	$1,529,877

CORPORATE BONDS 17.1%

Aerospace & Defense 0.1%
Arconic, Inc., Sr. Unsec’d. Notes	5.125	10/01/24	70	70,985
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000	08/01/24	175	168,665
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	50	50,250
Gtd. Notes	6.500	07/15/24	125	127,109

				417,009

Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	125	124,015

Auto Manufacturers 0.2%
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	7.125	04/15/26	75	76,312
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	08/01/22	200	200,020
Navistar International Corp., Sr. Unsec’d. Notes, 144A	6.625	11/01/25	350	363,125
Tesla, Inc., Gtd. Notes, 144A	5.300	08/15/25	25	22,125

				661,582

Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	200	187,000
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	50	49,985
Gtd. Notes	6.250	03/15/26	225	222,750
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	200	198,500
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	125	126,875
Titan International, Inc., Sr. Sec’d. Notes, 144A	6.500	11/30/23	175	177,625

				962,735

Banks 0.5%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes	5.250	08/12/18	200	200,350

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	5.625%		02/17/24	EUR	125	$153,464
Sr. Unsec’d. Notes	5.750		01/30/25		200	185,201
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.750		09/30/22		200	216,760
CIT Group, Inc., Sub. Notes	6.125		03/09/28		100	103,500
Citigroup, Inc., Series Q, Jr. Sub. Notes, 3 Month LIBOR + 4.095%	5.950	(c)	12/31/49		100	103,375
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625		03/20/25		200	208,000
TC Ziraat Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A, MTN	5.125		09/29/23		200	191,183
Trade & Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes, EMTN	9.375		05/19/20		205	218,328
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes	5.942		11/21/23		200	207,718
Sr. Unsec’d. Notes	6.025		07/05/22		200	207,040

						1,994,919

Beverages 0.0%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500		04/01/25		125	124,063

Building Materials 0.2%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700		01/11/25		200	202,400
Griffon Corp., Gtd. Notes	5.250		03/01/22		205	204,939
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375		11/15/24		75	75,984
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125		07/15/23		50	51,110
Gtd. Notes	8.500		04/15/22		100	108,125
Gtd. Notes, 144A	5.125		06/01/25		50	48,500
US Concrete, Inc., Gtd. Notes	6.375		06/01/24		275	284,281

						975,339

Chemicals 1.0%
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250		02/01/25		200	202,500
Ashland LLC, Gtd. Notes	6.875		05/15/43		250	267,500

See Notes to Financial Statements.

PGIM Income Builder Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Chemours Co. (The),
Gtd. Notes	5.375%	05/15/27	75	$74,250
Gtd. Notes	6.625	05/15/23	125	131,406
Gtd. Notes	7.000	05/15/25	110	118,388
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	4.875	03/14/25	400	396,315
Gtd. Notes	4.125	07/19/27	200	185,043
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	185	183,150
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250	06/15/23	100	102,875
Hexion, Inc.,
Sr. Sec’d. Notes, 144A(a)	10.375	02/01/22	480	466,800
Sec’d. Notes, 144A	13.750	02/01/22	220	182,600
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000	04/15/25	50	51,625
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48	225	205,031
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	375	360,937
Olin Corp., Sr. Unsec’d. Notes	5.000	02/01/30	30	28,575
Platform Specialty Products Corp.,
Gtd. Notes, 144A	5.875	12/01/25	175	170,625
Sr. Unsec’d. Notes, 144A	6.500	02/01/22	90	92,250
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	50	52,875
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	300	309,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	340	338,300
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	75	72,938
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26	155	153,838
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	50	49,750

				4,196,571

Coal 0.0%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	165	168,407

Commercial Services 0.3%
Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250	05/01/25	705	757,875
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	475	450,062
Gtd. Notes	5.500	05/15/27	150	149,250
Gtd. Notes	5.875	09/15/26	100	104,250

				1,461,437

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Computers 0.2%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125%	06/15/24	100	$106,500
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	175	177,188
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000	07/15/23	370	370,462
West Corp., Gtd. Notes, 144A	8.500	10/15/25	370	357,050

				1,011,200

Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	50	50,000
Gtd. Notes	7.000	06/15/23	250	252,500
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	150	150,750

				453,250

Diversified Financial Services 0.2%
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	150	145,500
Navient Corp.,
Sr. Unsec’d. Notes	6.625	07/26/21	50	51,945
Sr. Unsec’d. Notes	7.250	09/25/23	75	78,375
Springleaf Finance Corp., Gtd. Notes	6.875	03/15/25	175	176,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	150	148,500
Travelport Corporate Finance PLC, Sr. Sec’d. Notes, 144A	6.000	03/15/26	175	178,937
VFH Parent LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	150	155,580

				935,587

Electric 1.0%
AES Corp., Sr. Unsec’d. Notes	5.500	04/15/25	70	71,575
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	375	359,531
Sr. Unsec’d. Notes(a)	5.750	01/15/25	350	321,160
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750	02/14/42	200	204,750
DPL, Inc., Sr. Unsec’d. Notes	7.250	10/15/21	175	190,330
Dynegy, Inc.,
Gtd. Notes	7.625	11/01/24	525	564,375
Gtd. Notes	8.034	02/02/24	325	339,625
Gtd. Notes, 144A	8.000	01/15/25	25	27,094
Gtd. Notes, 144A	8.125	01/30/26	275	301,469

See Notes to Financial Statements.

PGIM Income Builder Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	5.750%	01/26/21	400	$398,856
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	200	202,500
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(a)(d)	9.875	10/15/20	275	224,812
Sr. Unsec’d. Notes(d)	7.875	06/15/17	400	334,000
Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950	09/14/26	200	188,500
Majapahit Holding BV (Indonesia), Gtd. Notes	7.875	06/29/37	100	128,380
NRG Energy, Inc.,
Gtd. Notes	6.250	05/01/24	244	252,235
Gtd. Notes	7.250	05/15/26	150	159,959
NRG REMA LLC, Series C, Pass-Through Certificates	9.681	07/02/26	225	138,375

				4,407,526

Electronics 0.0%
Itron, Inc., Gtd. Notes, 144A	5.000	01/15/26	25	24,563

Energy-Alternate Sources 0.1%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22	200	195,923

Engineering & Construction 0.2%
AECOM,
Gtd. Notes	5.125	03/15/27	175	168,166
Gtd. Notes	5.875	10/15/24	75	78,101
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.125	10/31/26	200	200,200
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	187,412
Pisces Midco, Inc., Sr. Sec’d. Notes, 144A	8.000	04/15/26	100	100,030
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	150	162,562
TopBuild Escrow Corp., Gtd. Notes, 144A	5.625	05/01/26	125	125,469

				1,021,940

Entertainment 0.5%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	125	121,250
Gtd. Notes(a)	5.875	11/15/26	200	194,750
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	100	94,250
CRC Escrow Issuer LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	175	167,125
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23	200	211,250

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	75	$75,562
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	150	159,937
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	75	78,094
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22	100	101,500
Sr. Unsec’d. Notes	5.750	08/15/26	275	251,625
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	600	612,000
Sr. Sec’d. Notes, 144A	5.000	10/15/25	125	120,744

				2,188,087

Foods 0.3%
Albertsons Cos. LLC/Safeway, Inc., Gtd. Notes	5.750	03/15/25	250	217,812
B&G Foods, Inc, Gtd. Notes	5.250	04/01/25	25	22,875
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250	02/05/23	200	190,500
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500	05/01/22	175	180,469
JBS USA LUX SA/JBS USA Finance, Inc.
(Brazil), Gtd. Notes, 144A	5.750	06/15/25	250	234,925
(Brazil), Gtd. Notes, 144A	5.875	07/15/24	250	242,500
(Brazil), Gtd. Notes, 144A	7.250	06/01/21	50	50,375
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25	75	73,313
Sr. Unsec’d. Notes, 144A	5.875	09/30/27	225	214,875

				1,427,644

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26	225	223,313

Healthcare-Products 0.1%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000	10/01/24	50	50,250
Greatbatch Ltd., Gtd. Notes, 144A	9.125	11/01/23	150	162,000
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	450	320,202

				532,452

Healthcare-Services 0.7%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.625	02/15/23	218	220,245
Gtd. Notes	6.500	03/01/24	50	51,750

See Notes to Financial Statements.

PGIM Income Builder Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875%	02/01/22	1,050	$569,940
Gtd. Notes(a)	7.125	07/15/20	225	177,750
Encompass Health Corp., Gtd. Notes	5.125	03/15/23	25	25,375
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	75	75,169
HCA, Inc., Gtd. Notes(a)	5.375	02/01/25	670	666,650
Select Medical Corp., Gtd. Notes	6.375	06/01/21	175	177,188
SP Finco LLC, Gtd. Notes, 144A	6.750	07/01/25	100	94,500
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875	04/15/21	100	102,750
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	8.125	04/01/22	400	416,500
Sr. Unsec’d. Notes	6.750	02/01/20	250	257,500
Sr. Unsec’d. Notes(a)	6.750	06/15/23	475	466,984

				3,302,301

Home Builders 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	125	120,625
AV Homes, Inc., Gtd. Notes	6.625	05/15/22	75	76,781
Beazer Homes USA, Inc., Gtd. Notes	7.250	02/01/23	5	5,125
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	150	152,062
Lennar Corp.,
Gtd. Notes, 144A	5.250	06/01/26	75	73,313
Gtd. Notes	4.750	05/30/25	85	82,663
Gtd. Notes	4.875	12/15/23	65	65,163
Gtd. Notes, 144A	4.750	11/29/27	50	47,125
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	75	72,188
Gtd. Notes	6.750	01/15/21	75	77,156
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	125	124,688
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	125	128,437
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	175	166,031
Gtd. Notes	6.000	06/01/25	50	51,563
Gtd. Notes, 144A	6.000	06/01/25	125	128,906
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	50	51,252
PulteGroup, Inc.,
Gtd. Notes	5.000	01/15/27	25	24,350
Gtd. Notes	5.500	03/01/26	200	203,240

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A	5.875%	04/01/23	75	$75,656
Gtd. Notes, 144A	6.125	04/01/25	150	150,937
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875	04/15/23	225	230,062
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	225	219,161
Gtd. Notes	7.000	08/15/22	150	153,562

				2,480,046

Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26	175	165,813

Internet 0.0%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750	01/15/27	125	124,110

Iron/Steel 0.1%
AK Steel Corp.,
Gtd. Notes	6.375	10/15/25	85	79,636
Gtd. Notes(a)	7.000	03/15/27	100	97,000
Cleveland-Cliffs, Inc, Gtd. Notes	5.750	03/01/25	280	270,026
United States Steel Corp., Sr. Unsec’d. Notes	6.250	03/15/26	125	124,063

				570,725

Leisure Time 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	100	105,780
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250	05/15/25	75	75,375
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	200	193,500

				374,655

Lodging 0.1%
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	75	78,188
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22	100	109,500
MGM Resorts International, Gtd. Notes	6.625	12/15/21	70	74,900

				262,588

See Notes to Financial Statements.

PGIM Income Builder Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	100	$104,625
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	175	190,312
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875	12/15/25	100	96,500

				391,437

Media 1.5%
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875	02/15/25	100	100,500
Cablevision SA (Argentina), Sr. Unsec’d. Notes	6.500	06/15/21	150	155,813
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.750	01/15/24	275	277,585
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	207,761
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	50	49,156
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	100	97,370
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	300	293,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	250	253,437
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	490	485,100
Sr. Unsec’d. Notes, 144A	7.750	07/15/25	400	420,000
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes	6.500	11/15/22	87	88,740
Series A, Gtd. Notes	7.625	03/15/20	255	255,637
Series B, Gtd. Notes	7.625	03/15/20	455	456,137
CSC Holdings LLC, Gtd. Notes, 144A	5.375	02/01/28	200	187,000
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	1,065	968,484
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	225	216,562
Meredith Corp., Sr. Unsec’d. Notes, 144A	6.875	02/01/26	150	151,680
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	180	189,000
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	08/01/24	175	172,375
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	150	153,750
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	25	23,188
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	125	120,938
SFR Group SA (France),
Sr. Sec’d. Notes, 144A	6.000	05/15/22	200	197,124
Sr. Sec’d. Notes, 144A	7.375	05/01/26	500	484,375
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.125	02/15/27	100	92,750
Gtd. Notes, 144A	5.875	03/15/26	50	49,375

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	75	$73,313
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875	01/15/24	200	206,802
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000	01/15/27	150	140,250

				6,567,452

Metal Fabricate/Hardware 0.1%
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	125	124,062
TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	50	48,125
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	200	220,000

				392,187

Mining 0.5%
Constellium NV (Netherlands), Gtd. Notes, 144A	5.875	02/15/26	250	246,250
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875	11/04/44	400	413,860
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.000	02/15/21	35	35,078
Gtd. Notes, 144A	7.250	05/15/22	200	201,240
Gtd. Notes, 144A	7.250	04/01/23	200	199,460
Freeport-McMoRan, Inc., Gtd. Notes	3.875	03/15/23	165	158,194
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	275	280,500
International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	125	117,812
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250	11/15/22	250	255,000
Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375	05/04/27	210	210,525

				2,117,919

Miscellaneous Manufacturing 0.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	850	894,625
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	75	83,462
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	150	148,125
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A	6.000	07/15/22	35	35,438

				1,161,650

Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000	09/01/25	50	49,810

See Notes to Financial Statements.

PGIM Income Builder Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas 3.1%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes	7.875%	12/15/24	225	$232,875
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	275	273,969
Gtd. Notes	5.625	06/01/23	50	51,063
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	466	500,950
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	125	124,062
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000	06/15/27	400	385,000
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	375	397,500
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	325	326,625
Gtd. Notes	8.000	04/01/23	225	236,812
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	225	222,187
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	75	78,375
Diamondback Energy, Inc., Gtd. Notes	5.375	05/31/25	125	126,562
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	150	150,750
Ensco PLC, Sr. Unsec’d. Notes	7.750	02/01/26	175	164,937
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	250	243,200
Gtd. Notes, 144A	7.375	05/15/24	180	188,100
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	340	431,134
Halcon Resources Corp., Gtd. Notes	6.750	02/15/25	175	174,781
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	250	247,500
Jones Energy Holdings LLC/Jones Energy Finance Corp., Sr. Sec’d. Notes, 144A	9.250	03/15/23	100	97,750
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	6.375	10/24/48	200	204,254
Sr. Unsec’d. Notes, EMTN	6.375	04/09/21	400	428,080
Sr. Unsec’d. Notes, 144A	3.875	04/19/22	200	197,624
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	350	315,875
Gtd. Notes, 144A	7.000	03/31/24	50	44,875
Sec’d. Notes, 144A(a)	6.500	01/15/25	175	175,035
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	4.300	05/20/23	200	199,892
Sr. Unsec’d. Notes	4.875	05/03/22	200	204,853
Sr. Unsec’d. Notes	6.500	05/27/41	200	220,698

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.250%	03/17/24	40	$42,080
Gtd. Notes	6.750	01/27/41	170	161,330
Gtd. Notes	7.375	01/17/27	570	611,325
Gtd. Notes	8.375	05/23/21	66	74,369
Gtd. Notes	8.750	05/23/26	245	286,956
Gtd. Notes, 144A	5.299	01/27/25	45	44,258
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)	5.375	04/12/27	625	163,437
Gtd. Notes(d)	6.000	05/16/24	115	29,038
Gtd. Notes(d)	6.000	11/15/26	670	168,103
Gtd. Notes(d)	9.000	11/17/21	150	45,000
Gtd. Notes(d)	9.750	05/17/35	200	56,480
Sr. Sec’d. Notes, 144A	8.500	10/27/20	375	324,750
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	100	103,530
Gtd. Notes	6.500	03/13/27	360	372,820
Gtd. Notes	6.500	06/02/41	690	660,675
Gtd. Notes, MTN	6.875	08/04/26	80	85,680
Sr. Unsec’d. Notes, 144A	6.350	02/12/48	324	297,108
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad and Tobago), Sr. Unsec’d. Notes	6.000	05/08/22	113	112,613
QEP Resources, Inc., Sr. Unsec’d. Notes	5.625	03/01/26	75	71,813
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	150	138,844
Gtd. Notes	5.000	03/15/23	75	72,150
Gtd. Notes	5.875	07/01/22	210	212,625
RSP Permian, Inc., Gtd. Notes	5.250	01/15/25	175	180,687
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24	200	193,439
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	125	121,563
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875	05/17/42	400	416,853
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes	3.250	04/28/25	350	331,024
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN	4.750	03/13/23	400	398,600
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	4.875	01/15/23	150	147,670
Gtd. Notes, 144A	5.500	02/15/26	150	144,750

See Notes to Financial Statements.

PGIM Income Builder Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Transocean, Inc., Gtd. Notes, 144A	7.500%	01/15/26	175	$176,750
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	100	100,750
Sr. Unsec’d. Notes	6.000	01/15/22	115	119,888
Sr. Unsec’d. Notes	8.250	08/01/23	100	113,500
YPF SA (Argentina),
Sr. Unsec’d. Notes	8.500	03/23/21	150	162,937
Sr. Unsec’d. Notes, 144A	8.500	03/23/21	50	54,313

				13,443,026

Oil & Gas Services 0.1%
Weatherford International LLC, Gtd. Notes, 144A	9.875	03/01/25	225	214,875

Packaging & Containers 0.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	200	204,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250	05/15/24	250	263,750
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875	11/01/19	200	204,060
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	7.000	07/15/24	150	156,187
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375	05/01/22	350	361,165

				1,189,662

Pharmaceuticals 0.2%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23	400	291,000
Gtd. Notes, 144A	6.000	02/01/25	200	140,500
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.500	03/01/23	25	22,562
Gtd. Notes, 144A	7.500	07/15/21	275	279,469

				733,531

Pipelines 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375	09/15/24	50	49,750
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	100	97,750

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
DCP Midstream Operating LP,
Gtd. Notes	5.600%	04/01/44	150	$147,000
Gtd. Notes, 144A	6.450	11/03/36	50	53,313
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	229	244,283
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	125	121,406
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	175	210,875
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, Priv. Placement, 144A	5.625	04/15/20	75	77,648
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	325	375,375
Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	273,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	125	126,875
Gtd. Notes, 144A	5.500	01/15/28	275	274,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.125	02/01/25	75	72,750
Gtd. Notes	6.750	03/15/24	100	104,500

				2,228,963

Real Estate 0.2%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875	10/15/21	288	302,400
Five Point Operating Co. LP/Five Point Capital Corp., Sr. Unsec’d. Notes, 144A	7.875	11/15/25	200	205,000
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	175	173,250
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	200	191,000
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25	100	97,125

				968,775

Real Estate Investment Trusts (REITs) 0.0%
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	125	118,438
Gtd. Notes	5.250	08/01/26	75	72,750

				191,188

See Notes to Financial Statements.

PGIM Income Builder Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail 0.8%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	75	$73,500
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	400	312,000
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750	05/01/25	25	25,938
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750	06/15/23	50	45,188
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625	06/15/20	375	345,000
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	375	391,875
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	125	126,875
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	100	98,250
L Brands, Inc.,
Gtd. Notes	5.250	02/01/28	75	70,219
Gtd. Notes	6.750	07/01/36	250	234,375
Gtd. Notes	6.875	11/01/35	175	164,500
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000	10/15/21	150	101,250
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	750	435,000
Sr. Sec’d. Notes, 144A	5.875	06/01/25	275	197,312
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20	200	165,000
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	275	278,781
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	300	293,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	225	216,562

				3,574,875

Semiconductors 0.0%
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	150	149,625

Software 0.6%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21	1,050	1,047,375
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	03/01/25	120	117,300
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	375	392,393
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125	05/01/21	590	594,425

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software (cont’d.)
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	175	$175,000
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625	11/15/24	75	76,031
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24	230	238,625

				2,641,149

Telecommunications 1.4%
Bharti Airtel International Netherlands BV (India), Gtd. Notes	5.125	03/11/23	200	201,314
C&W Senior Financing Designated Activity Co. (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	200	198,200
CenturyLink, Inc.,
Series G, Sr. Unsec’d. Notes	6.875	01/15/28	75	68,438
Series S, Sr. Unsec’d. Notes	6.450	06/15/21	335	342,328
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/30/20	200	178,750
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	200	182,788
Sr. Unsec’d. Notes	6.000	04/15/21	200	190,250
Frontier Communications Corp.,
Sec’d. Notes, 144A	8.500	04/01/26	125	121,563
Sr. Unsec’d. Notes(a)	6.875	01/15/25	100	61,250
Sr. Unsec’d. Notes	11.000	09/15/25	45	34,538
GTT Communications, Inc., Gtd. Notes, 144A	7.875	12/31/24	365	373,212
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	275	231,000
Gtd. Notes, 144A	9.750	07/15/25	725	711,406
Level 3 Financing, Inc., Gtd. Notes	5.375	01/15/24	25	24,750
MTN Mauritius Investment Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26	200	212,002
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	340	352,750
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	350	400,969
Sprint Corp.,
Gtd. Notes	7.875	09/15/23	325	348,563
Gtd. Notes(a)	7.625	02/15/25	755	794,637
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	150	143,250
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	5.000	01/20/26	525	440,685
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625	06/01/22	363	364,953

				5,977,596

See Notes to Financial Statements.

PGIM Income Builder Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Textiles 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500%		05/01/25		150	$153,750
Springs Industries, Inc., Sr. Sec’d. Notes	6.250		06/01/21		200	202,750

						356,500

Transportation 0.2%
Hornbeck Offshore Services, Inc.,
Gtd. Notes	5.000		03/01/21		25	14,000
Gtd. Notes, Global	5.875		04/01/20		125	80,625
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950		07/10/42		200	218,456
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875		10/01/24		200	200,740
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125		09/01/23		75	77,625
Gtd. Notes, 144A	6.500		06/15/22		125	129,063

						720,509

Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500		01/15/23		300	299,250
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500		03/15/23		50	47,875
Gtd. Notes, 144A	5.250		08/15/22		75	74,531
Gtd. Notes, 144A	5.500		02/15/24		150	145,688

						567,344

Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes	5.750		10/10/24		200	197,500

TOTAL CORPORATE BONDS (cost $75,887,044)						74,623,373

SOVEREIGN BONDS 10.8%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500		11/12/25		400	449,080
Argentina Bonar Bonds (Argentina), Bonds	8.750		05/07/24		300	332,467
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	2.260	(cc)	12/31/38	EUR	200	165,489
Sr. Unsec’d. Notes	2.500	(cc)	12/31/38		180	117,450
Sr. Unsec’d. Notes	5.625		01/26/22		150	151,275

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Argentine Republic Government International Bond (Argentina), (cont’d.)
Sr. Unsec’d. Notes	6.875%	01/11/48		75	$66,638
Sr. Unsec’d. Notes	7.500	04/22/26		480	503,040
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	550	732,012
Sr. Unsec’d. Notes	8.280	12/31/33		799	857,101
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	6.750	09/20/29		200	184,320
Sr. Unsec’d. Notes	7.000	10/12/28		200	190,693
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		108	111,071
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		500	497,500
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.625	01/07/41		150	142,577
Sr. Unsec’d. Notes	7.125	01/20/37		100	114,000
Sr. Unsec’d. Notes	8.250	01/20/34		588	728,538
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, EMTN	8.950	02/19/21		200	213,068
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125	01/18/41		355	401,150
Sr. Unsec’d. Notes	7.375	09/18/37		540	684,450
Sr. Unsec’d. Notes	10.375	01/28/33		200	313,000
Congolese International Bond (Congo), Sr. Unsec’d. Notes	6.000	06/30/29		172	147,340
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250	01/26/23		400	383,200
Sr. Unsec’d. Notes	7.000	04/04/44		200	199,500
Sr. Unsec’d. Notes	7.158	03/12/45		200	202,532
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		300	309,750
Sr. Unsec’d. Notes	6.850	01/27/45		200	206,500
Sr. Unsec’d. Notes	7.450	04/30/44		550	602,250
Sr. Unsec’d. Notes	7.500	05/06/21		245	258,842
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.950	06/20/24		200	188,000
Sr. Unsec’d. Notes	10.500	03/24/20		400	412,000
Sr. Unsec’d. Notes	10.750	03/28/22		400	422,000
Sr. Unsec’d. Notes, 144A	7.875	01/23/28		200	177,000
Sr. Unsec’d. Notes, 144A	8.750	06/02/23		265	259,700

See Notes to Financial Statements.

PGIM Income Builder Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Ecuador Government International Bond (Ecuador), (cont’d.)
Sr. Unsec’d. Notes, 144A	8.875%		10/23/27		200	$188,500
Sr. Unsec’d. Notes, 144A	9.650		12/13/26		200	197,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes	5.875		06/11/25		200	196,404
Sr. Unsec’d. Notes, MTN	6.125		01/31/22		200	205,240
Sr. Unsec’d. Notes	6.875		04/30/40		100	95,012
Sr. Unsec’d. Notes, MTN	8.500		01/31/47		200	214,271
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	100	120,391
Sr. Unsec’d. Notes, 144A	7.903		02/21/48		200	202,696
Sr. Unsec’d. Notes, 144A, MTN	8.500		01/31/47		455	487,467
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes	6.375		01/18/27		200	197,500
Sr. Unsec’d. Notes	7.375		12/01/19		205	211,484
Sr. Unsec’d. Notes	7.625		02/01/41		300	312,057
Sr. Unsec’d. Notes	7.750		01/24/23		300	322,890
Sr. Unsec’d. Notes	8.250		04/10/32		280	308,566
Sr. Unsec’d. Notes, 144A	8.625		02/28/29		50	57,125
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625		12/11/24		200	202,124
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000		09/23/21		200	197,000
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375		08/05/26		200	185,246
Gabon Government International Bond (Gabon),
Bonds	6.375		12/12/24		200	194,918
Sr. Unsec’d. Notes	6.950		06/16/25		400	398,646
Ghana Government International Bond (Ghana)
Sr. Unsec’d. Notes	7.875		08/07/23		300	325,410
Sr. Unsec’d. Notes	9.250		09/15/22		200	227,500
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes	5.750		06/06/22		200	210,866
Hellenic Republic Government Bond (Greece),
Bonds	3.000	(cc)	02/24/39	EUR	75	79,432
Bonds	3.000	(cc)	02/24/40	EUR	115	121,973
Bonds	3.000	(cc)	02/24/38	EUR	240	255,953
Bonds	3.500		01/30/23	EUR	80	99,365
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes	7.500		03/15/24		200	216,920
Sr. Unsec’d. Notes	8.750		12/16/20		200	218,356

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		372	$523,545
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN	4.750	07/18/47		200	193,657
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	202,581
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	206,527
Sr. Unsec’d. Notes	7.750	01/17/38		200	266,297
Sr. Unsec’d. Notes	8.500	10/12/35		100	140,076
Sr. Unsec’d. Notes, 144A	4.350	01/08/27		200	200,289
Sr. Unsec’d. Notes, 144A, MTN	5.950	01/08/46		200	226,686
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752	03/09/23		400	399,707
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		200	199,854
Unsec’d. Notes	5.800	01/15/28		500	471,610
Ivory Coast Government International Bond (Cote d’lvoire),
Sr. Unsec’d. Notes	5.375	07/23/24		200	195,720
Sr. Unsec’d. Notes	6.375	03/03/28		400	402,580
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	165	210,478
Sr. Unsec’d. Notes, 144A	6.625	03/22/48	EUR	100	121,967
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.625	07/09/25		200	231,000
Sr. Unsec’d. Notes	7.875	07/28/45		200	235,000
Sr. Unsec’d. Notes	8.000	03/15/39		100	118,500
Sr. Unsec’d. Notes	9.250	10/17/25		200	254,500
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes	5.750	01/31/27		200	189,916
Sr. Unsec’d. Notes	6.125	01/29/26		200	195,788
Sr. Unsec’d. Notes, 144A	7.375	10/10/47		200	194,764
KazAgro National Management Holding JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN	4.625	05/24/23		200	195,500
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		400	476,680
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	6.875	06/24/24		600	621,672
Sr. Unsec’d. Notes, 144A	8.250	02/28/48		200	206,190
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes	6.000	01/27/23		169	159,266
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		255	242,599
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22		135	128,691
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24		110	101,519

See Notes to Financial Statements.

PGIM Income Builder Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Lebanon Government International Bond (Lebanon), (cont’d.)
Sr. Unsec’d. Notes, GMTN	6.375%	03/09/20		120	$119,569
Sr. Unsec’d. Notes	6.400	05/26/23		325	307,126
Sr. Unsec’d. Notes, GMTN	6.600	11/27/26		115	103,676
Sr. Unsec’d. Notes	6.650	04/22/24		130	123,097
Sr. Unsec’d. Notes	6.850	05/25/29		80	71,090
Sr. Unsec’d. Notes	7.250	03/23/37		25	22,182
Sr. Unsec’d. Notes, EMTN	8.250	04/12/21		271	277,110
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes	3.580	09/28/18	MYR	490	124,958
Sr. Unsec’d. Notes	4.378	11/29/19	MYR	750	193,392
Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, 144A	4.080	04/27/46		250	246,455
Mexican Bonos (Mexico), Series M, Bonds	6.500	06/09/22	MXN	710	36,774
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		530	582,470
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	246,389
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, EMTN	5.125	12/05/22		200	192,231
Sr. Unsec’d. Notes, EMTN	10.875	04/06/21		400	457,175
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	6.375	07/12/23		200	208,500
Sr. Unsec’d. Notes	6.750	01/28/21		400	420,152
Sr. Unsec’d. Notes	7.875	02/16/32		200	215,460
Sr. Unsec’d. Notes, 144A, MTN	7.625	11/28/47		230	231,725
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	205,500
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	4.750	06/15/26		400	372,520
Sr. Unsec’d. Notes	6.500	03/08/47		200	184,420
Sr. Unsec’d. Notes, 144A	6.500	03/08/47		205	189,031
Sr. Unsec’d. Notes, 144A	6.750	01/17/48		200	188,280
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes	6.875	12/05/27		200	187,059
Sr. Unsec’d. Notes	7.250	04/15/19		300	305,691
Sr. Unsec’d. Notes	8.250	04/15/24		200	207,831
Sr. Unsec’d. Notes, 144A	6.875	12/05/27		200	187,059
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.300	04/29/53		250	234,375
Sr. Unsec’d. Notes	6.700	01/26/36		100	123,500
Sr. Unsec’d. Notes	7.125	01/29/26		165	197,175
Sr. Unsec’d. Notes	9.375	04/01/29		100	142,250

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100%	08/11/44		200	$217,500
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec’d. Notes, 144A	4.325	05/28/25		200	199,800
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	5.625	11/18/50		195	228,443
Sr. Unsec’d. Notes	6.550	03/14/37		655	823,007
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	3.950	01/20/40		100	97,302
Sr. Unsec’d. Notes	7.750	01/14/31		460	618,437
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	4.000	05/01/20	EUR	75	91,249
Sr. Unsec’d. Notes	9.125	03/16/24		150	166,500
Sr. Unsec’d. Notes	9.950	06/09/21		300	332,907
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	198,230
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec’d. Notes	4.750	03/18/24		200	199,029
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, 144A	6.875	02/28/23		225	235,467
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500	11/19/25		200	229,532
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	4.665	01/17/24		250	248,805
Sr. Unsec’d. Notes	4.875	04/14/26		600	589,298
Sr. Unsec’d. Notes	5.875	09/16/25		200	209,892
Sr. Unsec’d. Notes	6.250	03/08/41		350	365,070
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	29	37,157
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		232	269,120
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes	4.750	05/27/26		400	406,324
Sr. Unsec’d. Notes	5.250	06/23/47		200	193,785
Sr. Unsec’d. Notes	5.625	04/04/42		200	209,600
Sr. Unsec’d. Notes	12.750	06/24/28		255	412,125
Sr. Unsec’d. Notes, 144A	4.250	06/23/27		200	195,188
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A	6.750	03/13/48		200	188,500
Unsec’d. Notes, 144A	6.250	05/23/33		205	197,585

See Notes to Financial Statements.

PGIM Income Builder Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.875%		07/25/22	210	$211,714
Sr. Unsec’d. Notes	6.200		05/11/27	200	192,964
Sr. Unsec’d. Notes	6.250		10/04/20	120	123,898
Sr. Unsec’d. Notes	6.250		07/27/21	230	236,716
Sr. Unsec’d. Notes	6.850		11/03/25	400	408,542
Sr. Unsec’d. Notes, 144A	5.750		04/18/23	200	198,735
Sr. Unsec’d. Notes, 144A	6.750		04/18/28	200	199,022
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes, 144A	5.625		12/05/22	200	192,743
Sr. Unsec’d. Notes, 144A	5.500		10/13/21	200	196,515
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	7.375		02/05/25	190	208,227
Sr. Unsec’d. Notes	3.250		03/23/23	200	184,508
Sr. Unsec’d. Notes	4.875		10/09/26	520	485,680
Sr. Unsec’d. Notes	4.875		04/16/43	200	159,050
Sr. Unsec’d. Notes	5.625		03/30/21	300	309,388
Sr. Unsec’d. Notes	5.750		03/22/24	400	405,508
Sr. Unsec’d. Notes	6.000		01/14/41	200	184,058
Sr. Unsec’d. Notes	6.125		10/24/28	200	199,000
Sr. Unsec’d. Notes	6.250		09/26/22	300	315,379
Sr. Unsec’d. Notes	6.875		03/17/36	179	183,835
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—	(p)	05/31/40	50	33,767
Sr. Unsec’d. Notes	7.750		09/01/20	100	103,950
Sr. Unsec’d. Notes	7.750		09/01/22	100	101,976
Sr. Unsec’d. Notes	7.750		09/01/23	400	403,216
Sr. Unsec’d. Notes	7.750		09/01/24	215	214,463
Sr. Unsec’d. Notes	7.750		09/01/25	600	595,500
Sr. Unsec’d. Notes	7.750		09/01/26	204	201,095
Sr. Unsec’d. Notes	7.750		09/01/27	200	196,104
Sr. Unsec’d. Notes, 144A	—	(p)	05/31/40	35	23,637
Sr. Unsec’d. Notes, 144A	7.375		09/25/32	325	299,877
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes	9.625		04/27/22	200	207,000
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	5.100		06/18/50	255	250,538
Sr. Unsec’d. Notes	7.625		03/21/36	300	390,465

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)	7.000%	03/31/38	620	$182,900
Sr. Unsec’d. Notes(d)	7.750	10/13/19	110	32,450
Sr. Unsec’d. Notes(d)	9.000	05/07/23	100	28,500
Sr. Unsec’d. Notes(d)	11.950	08/05/31	300	92,250
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes	4.800	11/19/24	200	203,251
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes	8.500	04/14/24	200	201,970
Zambia Government International Bond (Zambia), Unsec’d. Notes	5.375	09/20/22	200	183,010

TOTAL SOVEREIGN BONDS (cost $46,801,948)				47,092,479

TOTAL LONG-TERM INVESTMENTS (cost $410,669,528)				428,918,740

			Shares
SHORT-TERM INVESTMENTS 10.0%

AFFILIATED MUTUAL FUNDS 10.0%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)			4,869,794	4,869,794
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $38,558,185; includes $38,528,112 of cash collateral for securities on loan)(b)(w)			38,560,077	38,560,077

TOTAL AFFILIATED MUTUAL FUNDS (cost $43,427,979)				43,429,871

OPTIONS PURCHASED~* 0.0%
(cost $57,587)				52,448

TOTAL SHORT-TERM INVESTMENTS (cost $43,485,566)				43,482,319

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.5% (cost $454,155,094)				472,401,059

OPTIONS WRITTEN~* 0.0%
(premiums received $37,921)				(28,608)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 108.5% (cost $454,117,173)				472,372,451
Liabilities in excess of other assets(z) (8.5)%				(36,807,402)

NET ASSETS 100.0%				$435,565,049

See Notes to Financial Statements.

PGIM Income Builder Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACWI—All Country World Index

ADR—American Depositary Receipt

CLO—Collateralized Loan Obligation

CVA—Certificate Van Aandelen (Bearer)

CVR—Contingent Value Rights

CVT—Convertible Security

EMTN—Euro Medium Term Note

ETF—Exchange Traded Fund

GMTN—Global Medium Term Note

MSCI—Morgan Stanley Capital International

MLP—Master Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

REIT(s)—Real Estate Investment Trust(s)

SPDR—Standard & Poor’s Depository Receipts

UTS—Unit Trust Security

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

See Notes to Financial Statements.

42

~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,529,877 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,588,054; cash collateral of $38,528,112 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of April 30, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

Options Purchased:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.15	—	EUR 200	$20,384
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—	500	32,064

Total Options Purchased (cost $57,587)							$52,448

Options Written: OTC Traded
Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.55	—	EUR 200	$(9,292)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—	500	(12,337)

See Notes to Financial Statements.

PGIM Income Builder Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Options Written (continued):

OTC Traded (cont’d)

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs BRL	Put	Citigroup Global Markets	02/21/19	3.90	—	EUR 200	$(1,709)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—	500	(5,270)

Total Options Written (premiums received $37,921)							$(28,608)

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
14	2 Year U.S. Treasury Notes	Jun. 2018	$2,968,656	$(5,266)
5	5 Year U.S. Treasury Notes	Jun. 2018	567,539	(3,368)
29	10 Year U.S. Treasury Notes	Jun. 2018	3,469,125	(28,640)
2	20 Year U.S. Treasury Bonds	Jun. 2018	287,688	(867)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	157,125	3,766

				$(34,375)

Cash of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2018.

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	Citigroup Global Markets	ARS	6,263	$308,064	$304,322	$—	$(3,742)
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	309	240,557	233,035	—	(7,522)
Brazilian Real,
Expiring 02/25/19	Citigroup Global Markets	BRL	857	253,700	238,933	—	(14,767)
Expiring 05/03/18	Barclays Capital Group	BRL	396	119,079	112,869	—	(6,210)
Expiring 05/03/18	Goldman Sachs & Co.	BRL	394	118,815	112,347	—	(6,468)
Expiring 05/03/18	Morgan Stanley	BRL	2,300	706,418	656,422	—	(49,996)
Expiring 05/03/18	UBS AG	BRL	603	180,695	171,967	—	(8,728)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	1,979	564,439	561,348	—	(3,091)
British Pound,
Expiring 07/26/18	JPMorgan Chase	GBP	168	235,612	232,491	—	(3,121)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso,
Expiring 07/13/18	Citigroup Global Markets	CLP	105,686	$174,350	$172,273	$—	$(2,077)
Expiring 07/13/18	Citigroup Global Markets	CLP	86,338	143,411	140,734	—	(2,677)
Chinese Renminbi,
Expiring 07/24/18	Barclays Capital Group	CNH	40	6,279	6,233	—	(46)
Colombian Peso,
Expiring 06/15/18	Barclays Capital Group	COP	686,182	238,365	244,133	5,768	—
Expiring 06/15/18	Citigroup Global Markets	COP	686,182	238,838	244,133	5,295	—
Expiring 06/15/18	Citigroup Global Markets	COP	398,051	143,411	141,620	—	(1,791)
Expiring 06/15/18	Citigroup Global Markets	COP	329,130	115,083	117,099	2,016	—
Czech Koruna,
Expiring 07/12/18	Citigroup Global Markets	CZK	7,407	360,441	350,971	—	(9,470)
Hungarian Forint,
Expiring 07/24/18	Deutsche Bank AG	HUF	75,367	300,556	291,770	—	(8,786)
Indian Rupee,
Expiring 07/20/18	Barclays Capital Group	INR	33,237	500,437	493,702	—	(6,735)
Expiring 07/20/18	Deutsche Bank AG	INR	34,788	524,199	516,740	—	(7,459)
Expiring 07/20/18	Morgan Stanley	INR	9,492	144,837	140,990	—	(3,847)
Expiring 07/20/18	UBS AG	INR	10,343	154,000	153,636	—	(364)
Expiring 07/20/18	UBS AG	INR	3,455	50,999	51,323	324	—
Indonesian Rupiah,
Expiring 07/16/18	Barclays Capital Group	IDR	3,072,097	217,000	218,865	1,865	—
Expiring 07/16/18	Barclays Capital Group	IDR	1,300,880	92,000	92,679	679	—
Expiring 07/16/18	Deutsche Bank AG	IDR	4,016,081	290,012	286,118	—	(3,894)
Expiring 07/16/18	JPMorgan Chase	IDR	2,896,965	207,000	206,388	—	(612)
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	25,637	238,692	235,967	—	(2,725)
Malaysian Ringgit,
Expiring 05/22/18	Barclays Capital Group	MYR	385	98,617	97,943	—	(674)
Mexican Peso,
Expiring 01/29/19	UBS AG	MXN	5,179	262,000	265,440	3,440	—
Expiring 01/29/19	UBS AG	MXN	4,707	238,000	241,289	3,289	—
Expiring 06/28/18	Morgan Stanley	MXN	12,530	666,281	663,724	—	(2,557)
Expiring 06/28/18	Morgan Stanley	MXN	2,078	112,000	110,046	—	(1,954)
New Taiwanese Dollar,
Expiring 07/13/18	Toronto Dominion	TWD	3,361	116,000	114,203	—	(1,797)
Expiring 07/13/18	UBS AG	TWD	6,571	225,000	223,311	—	(1,689)
Expiring 07/13/18	UBS AG	TWD	5,714	194,000	194,192	192	—
Expiring 07/13/18	UBS AG	TWD	4,690	161,000	159,386	—	(1,614)
Expiring 07/13/18	UBS AG	TWD	2,914	100,000	99,035	—	(965)
Expiring 07/13/18	UBS AG	TWD	2,471	84,000	83,972	—	(28)
Expiring 07/13/18	UBS AG	TWD	2,399	81,000	81,541	541	—

See Notes to Financial Statements.

PGIM Income Builder Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 07/13/18	Citigroup Global Markets	PEN	90	$27,958	$27,751	$—	$(207)
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	14,652	280,000	282,487	2,487	—
Expiring 06/14/18	Deutsche Bank AG	PHP	12,552	240,945	241,989	1,044	—
Polish Zloty,
Expiring 07/24/18	UBS AG	PLN	1,512	446,442	431,489	—	(14,953)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	15,641	268,555	246,158	—	(22,397)
Expiring 07/13/18	Barclays Capital Group	RUB	9,000	144,477	141,634	—	(2,843)
Singapore Dollar,
Expiring 05/11/18	Bank of America	SGD	582	437,642	438,830	1,188	—
Expiring 05/11/18	Citigroup Global Markets	SGD	45	34,205	33,982	—	(223)
Expiring 05/11/18	Deutsche Bank AG	SGD	582	438,531	438,829	298	—
Expiring 05/11/18	Morgan Stanley	SGD	74	56,000	55,835	—	(165)
South African Rand,
Expiring 06/12/18	Barclays Capital Group	ZAR	1,678	142,578	133,802	—	(8,776)
Expiring 06/12/18	Citigroup Global Markets	ZAR	879	72,166	70,068	—	(2,098)
Expiring 06/12/18	Toronto Dominion	ZAR	6,509	540,040	519,094	—	(20,946)
South Korean Won,
Expiring 05/09/18	Barclays Capital Group	KRW	253,017	240,138	236,950	—	(3,188)
Expiring 05/09/18	Deutsche Bank AG	KRW	490,929	454,186	459,753	5,567	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	15,171	481,542	480,857	—	(685)
Expiring 05/11/18	Citigroup Global Markets	THB	6,652	214,000	210,853	—	(3,147)
Expiring 05/11/18	Citigroup Global Markets	THB	4,244	135,000	134,513	—	(487)
Expiring 05/11/18	Citigroup Global Markets	THB	3,820	121,000	121,092	92	—
Expiring 05/11/18	Citigroup Global Markets	THB	2,784	88,000	88,253	253	—
Expiring 05/11/18	Citigroup Global Markets	THB	2,741	87,000	86,862	—	(138)
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	964	237,630	234,069	—	(3,561)
Expiring 06/12/18	Barclays Capital Group	TRY	405	96,223	98,414	2,191	—
Expiring 06/12/18	Citigroup Global Markets	TRY	777	192,072	188,559	—	(3,513)
Expiring 06/12/18	Citigroup Global Markets	TRY	670	162,766	162,690	—	(76)
Expiring 06/12/18	Citigroup Global Markets	TRY	593	144,269	144,011	—	(258)
Expiring 06/12/18	Citigroup Global Markets	TRY	369	94,385	89,657	—	(4,728)
Expiring 06/12/18	Citigroup Global Markets	TRY	191	47,344	46,490	—	(854)
Expiring 06/12/18	Citigroup Global Markets	TRY	52	12,700	12,599	—	(101)
Expiring 06/12/18	Goldman Sachs & Co.	TRY	729	175,050	177,064	2,014	—

				$15,318,031	$15,097,824	$38,543	$(258,750)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	BNP Paribas	ARS	1,227	$59,858	$59,625	$233	$—
Expiring 05/03/18	Citigroup Global Markets	ARS	2,862	139,670	139,073	597	—
Expiring 05/03/18	Citigroup Global Markets	ARS	2,196	106,872	106,690	182	—
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	311	239,245	234,303	4,942	—
Brazilian Real,
Expiring 05/03/18	Citigroup Global Markets	BRL	984	286,822	280,813	6,009	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	1,979	567,335	564,735	2,600	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	378	111,452	107,869	3,583	—
Expiring 05/03/18	UBS AG	BRL	351	102,000	100,188	1,812	—
Expiring 07/03/18	BNP Paribas	BRL	832	236,405	236,045	360	—
Chilean Peso,
Expiring 07/13/18	Barclays Capital Group	CLP	58,070	96,000	94,657	1,343	—
Expiring 07/13/18	Barclays Capital Group	CLP	55,344	91,208	90,214	994	—
Expiring 07/13/18	Barclays Capital Group	CLP	26,759	43,929	43,619	310	—
Expiring 07/13/18	Citigroup Global Markets	CLP	61,913	101,522	100,921	601	—
Expiring 07/13/18	UBS AG	CLP	47,412	79,000	77,284	1,716	—
Colombian Peso,
Expiring 06/15/18	Citigroup Global Markets	COP	359,856	126,000	128,031	—	(2,031)
Czech Koruna,
Expiring 07/12/18	Morgan Stanley	CZK	1,079	52,000	51,116	884	—
Expiring 07/12/18	UBS AG	CZK	4,991	236,543	236,507	36	—
Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	200	253,730	247,802	5,928	—
Expiring 07/26/18	Citigroup Global Markets	EUR	389	473,086	473,472	—	(386)
Expiring 07/26/18	Goldman Sachs & Co.	EUR	64	79,173	77,769	1,404	—
Expiring 07/26/18	Toronto Dominion	EUR	1,310	1,611,679	1,592,527	19,152	—
Hungarian Forint,
Expiring 07/24/18	Morgan Stanley	HUF	24,926	97,000	96,495	505	—
Israeli Shekel,
Expiring 07/26/18	Citigroup Global Markets	ILS	1,351	383,177	377,427	5,750	—
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	25,803	238,692	237,492	1,200	—
New Taiwanese Dollar,
Expiring 07/13/18	Barclays Capital Group	TWD	31,435	1,084,841	1,068,291	16,550	—
Peruvian Nuevo Sol,
Expiring 07/13/18	UBS AG	PEN	162	50,000	49,753	247	—

See Notes to Financial Statements.

PGIM Income Builder Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	12,559	$237,822	$242,135	$—	$(4,313)
Expiring 06/14/18	Barclays Capital Group	PHP	11,242	215,000	216,744	—	(1,744)
Expiring 06/14/18	Barclays Capital Group	PHP	5,095	97,001	98,227	—	(1,226)
Expiring 06/14/18	Barclays Capital Group	PHP	3,105	59,000	59,854	—	(854)
Expiring 06/14/18	Deutsche Bank AG	PHP	2,255	42,997	43,479	—	(482)
Polish Zloty,
Expiring 07/24/18	Morgan Stanley	PLN	565	162,000	161,321	679	—
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	9,520	150,100	149,817	283	—
Expiring 07/13/18	Barclays Capital Group	RUB	5,181	82,700	81,544	1,156	—
Expiring 07/13/18	Barclays Capital Group	RUB	4,714	77,580	74,193	3,387	—
Singapore Dollar,
Expiring 05/11/18	Morgan Stanley	SGD	233	178,000	175,914	2,086	—
Expiring 05/11/18	Morgan Stanley	SGD	96	72,000	72,112	—	(112)
Expiring 05/11/18	Morgan Stanley	SGD	81	61,000	60,909	91	—
Expiring 05/11/18	Morgan Stanley	SGD	66	50,000	50,124	—	(124)
South African Rand,
Expiring 06/12/18	Bank of America	ZAR	175	14,580	13,948	632	—
Expiring 06/12/18	Morgan Stanley	ZAR	1,556	123,999	124,125	—	(126)
South Korean Won,
Expiring 05/09/18	BNP Paribas	KRW	174,770	162,000	163,672	—	(1,672)
Expiring 05/09/18	BNP Paribas	KRW	93,509	88,000	87,570	430	—
Expiring 05/09/18	BNP Paribas	KRW	80,223	74,000	75,129	—	(1,129)
Expiring 05/09/18	Citigroup Global Markets	KRW	132,885	124,000	124,446	—	(446)
Swiss Franc,
Expiring 07/24/18	Bank of America	CHF	477	491,551	484,787	6,764	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	7,014	225,000	222,312	2,688	—
Expiring 05/11/18	Citigroup Global Markets	THB	3,869	123,000	122,630	370	—
Expiring 05/11/18	Citigroup Global Markets	THB	3,739	119,000	118,510	490	—
Expiring 05/11/18	Citigroup Global Markets	THB	2,204	70,000	69,861	139	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,789	57,000	56,702	298	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,446	46,000	45,818	182	—
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	548	138,250	133,049	5,201	—
Expiring 06/12/18	Deutsche Bank AG	TRY	95	23,467	22,960	507	—
Expiring 06/12/18	UBS AG	TRY	960	238,018	233,149	4,869	—

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira, (cont’d.)
Expiring 06/12/18	UBS AG	TRY	908	$230,166	$220,359	$9,807	$—
Expiring 06/12/18	UBS AG	TRY	739	184,436	179,385	5,051	—
Expiring 06/12/18	UBS AG	TRY	551	138,236	133,725	4,511	—

				$11,103,142	$10,991,228	$126,559	$(14,645)

						$165,102	$(273,395)

Cross currency exchange contracts outstanding at April 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/24/2018	Buy	CHF	241	EUR	202	$123	$—	Citigroup Global Markets

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$93,402,940	$—	$—
Common Stocks	137,967,329	13,600,675	—
Exchange Traded Funds	86,539,875	—	—
Preferred Stocks	12,343,339	—	—

See Notes to Financial Statements.

PGIM Income Builder Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities
Collateralized Loan Obligations	$—	$5,248,724	$—
Convertible Bond	—	—	1,529,877
Corporate Bonds	—	74,623,373	—
Sovereign Bonds	—	47,092,479	—
Options Purchased	—	52,448	—
Options Written	—	(28,608)	—
Other Financial Instruments*
Futures Contracts	(34,375)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(108,293)	—
OTC Cross Currency Exchange Contract	—	123	—

Total	$330,219,108	$140,480,921	$1,529,877

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Affiliated Mutual Funds (including 8.8% of collateral for securities on loan)	21.5%
Exchange Traded Funds	19.9
Sovereign Bonds	10.8
Equity Real Estate Investment Trusts (REITs)	10.0
Oil, Gas & Consumable Fuels	9.3
Banks	4.0
Oil & Gas	3.1
Media	2.0
Chemicals	1.6
Pharmaceuticals	1.5
Telecommunications	1.4
Aerospace & Defense	1.3
Collateralized Loan Obligations	1.2
Hotels, Restaurants & Leisure	1.2
Software	1.1
Electric	1.0
Beverages	0.9
Retail	0.8
IT Services	0.8
Healthcare-Services	0.7
Independent Power & Renewable Electricity Producers	0.7%
Capital Markets	0.6
Semiconductors & Semiconductor Equipment	0.6
Home Builders	0.6
Pipelines	0.5
Health Care Equipment & Supplies	0.5
Entertainment	0.5
Mining	0.5
Communications Equipment	0.4
Textiles, Apparel & Luxury Goods	0.4
Internet Software & Services	0.3
Food Products	0.3
Commercial Services	0.3
Life Sciences Tools & Services	0.3
Foods	0.3
Specialty Retail	0.3
Electrical Equipment	0.3
Food & Staples Retailing	0.3
Metals & Mining	0.3
Machinery	0.3

See Notes to Financial Statements.

50

Industry (cont’d.)
Packaging & Containers	0.3%
Miscellaneous Manufacturing	0.3
Electric Utilities	0.3
Industrial Conglomerates	0.3
Insurance	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Multi-Utilities	0.3
Engineering & Construction	0.2
Computers	0.2
Biotechnology	0.2
Air Freight & Logistics	0.2
Building Materials	0.2
Real Estate	0.2
Auto Parts & Equipment	0.2
Diversified Financial Services	0.2
Real Estate Management & Development	0.2
Electronic Equipment, Instruments & Components	0.2
Transportation	0.2
Auto Manufacturers	0.2
Iron/Steel	0.1
Trucking & Leasing	0.1
Healthcare-Products	0.1
Road & Rail	0.1
Energy Equipment & Services	0.1

Distribution/Wholesale	0.1%
Health Care Providers & Services	0.1
Metal Fabricate/Hardware	0.1
Machinery-Diversified	0.1
Leisure Time	0.1
Textiles	0.1
Lodging	0.1
Gas	0.1
Water	0.1
Energy—Alternate Sources	0.1
Oil & Gas Services	0.1
Real Estate Investment Trusts (REITs)	0.0	*
Coal	0.0	*
Home Furnishings	0.0	*
Semiconductors	0.0	*
Internet	0.0	*
Agriculture	0.0	*
Office/Business Equipment	0.0	*
Electronics	0.0	*
Options Purchased	0.0	*

	108.5
Liabilities in excess of other assets	(8.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unaffiliated investments	$52,448	Options written outstanding, at value	$28,608
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	123	—	—

See Notes to Financial Statements.

PGIM Income Builder Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities (continued):

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$165,102		Unrealized depreciation on OTC forward foreign currency exchange contracts	$273,395
Interest rate contracts	Due from/to broker—variation margin futures	3,766	*	Due from/to broker—variation margin futures	38,141	*

Total		$221,439			$340,144

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts
Foreign exchange contracts	$(24,374)	$42,498	$—	$(161,147)
Interest rate contracts	—	—	(238,296)	—

Total	$(24,374)	$42,498	$(238,296)	$(161,147)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Contracts
Foreign exchange contracts	$(19,035)	$(11,940)	$—	$(22,417)
Interest rate contracts	—	—	19,328	—

Total	$(19,035)	$(11,940)	$19,328	$(22,417)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

52

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$102,174	$2,873,013	$7,814,862	$14,281,709	$12,003,453	$345,399

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$37,588,054	$(37,588,054)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$8,584	$—	$8,584	$—	$8,584
Barclays Capital Group	42,214	(62,567)	(20,353)	—	(20,353)
BNP Paribas	1,023	(2,801)	(1,778)	—	(1,778)
Citigroup Global Markets	57,539	(75,150)	(17,611)	—	(17,611)

See Notes to Financial Statements.

PGIM Income Builder Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Offsetting of OTC derivative assets and liabilities (cont’d.):

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Deutsche Bank AG	$7,416	$(20,621)	$(13,205)	$—	$(13,205)
Goldman Sachs & Co.	9,601	(9,559)	42	—	42
JPMorgan Chase	—	(3,733)	(3,733)	—	(3,733)
Morgan Stanley	4,245	(58,881)	(54,636)	—	(54,636)
Toronto Dominion	19,152	(22,743)	(3,591)	—	(3,591)
UBS AG	67,899	(45,948)	21,951	—	21,951

	$217,673	$(302,003)	$(84,330)	$—	$(84,330)

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

54

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $37,588,054:
Unaffiliated investments (cost $360,605,662)	$378,998,119
Affiliated investments (cost $93,549,432)	93,402,940
Cash	20,488
Foreign currency, at value (cost $15,090)	14,754
Deposit with broker for futures	220,000
Dividends and interest receivable	2,447,653
Receivable for investments sold	2,100,605
Receivable for Fund shares sold	666,627
Unrealized appreciation on OTC forward foreign currency exchange contracts	165,102
Tax reclaim receivable	23,072
Due from broker—variation margin futures	5,391
Prepaid expenses	1,186
Unrealized appreciation on OTC cross currency exchange contracts	123

Total assets	478,066,060

Liabilities
Payable to broker for collateral for securities on loan	38,528,112
Payable for investments purchased	1,991,181
Payable for Fund shares reacquired	1,072,247
Unrealized depreciation on OTC forward foreign currency exchange contracts	273,395
Accrued expenses and other liabilities	196,212
Dividends payable	141,577
Distribution fee payable	138,744
Management fee payable	113,909
Options written outstanding, at value (premiums received $37,921)	28,608
Affiliated transfer agent fee payable	17,026

Total liabilities	42,501,011

Net Assets	$435,565,049

Net assets were comprised of:
Shares of beneficial interest, at par	$46,523
Paid-in capital in excess of par	449,322,225

449,368,748
Distributions in excess of net investment income	(1,352,849)
Accumulated net realized loss on investment transactions	(30,563,684)
Net unrealized appreciation on investments	18,112,834

Net assets, April 30, 2018	$435,565,049

See Notes to Financial Statements.

56

Class A
Net asset value and redemption price per share,
($168,458,437 ÷ 17,931,541 shares of beneficial interest issued and outstanding)	$9.39
Maximum sales charge (4.50% of offering price)	0.44

Maximum offering price to public	$9.83

Class B
Net asset value, offering price and redemption price per share,
($2,100,325 ÷ 227,922 shares of beneficial interest issued and outstanding)	$9.22

Class C
Net asset value, offering price and redemption price per share,
($122,277,260 ÷ 13,274,535 shares of beneficial interest issued and outstanding)	$9.21

Class R
Net asset value, offering price and redemption price per share,
($1,234,564 ÷ 131,615 shares of beneficial interest issued and outstanding)	$9.38

Class Z
Net asset value, offering price and redemption price per share,
($138,360,766 ÷ 14,626,218 shares of beneficial interest issued and outstanding)	$9.46

Class R6
Net asset value, offering price and redemption price per share,
($3,133,697 ÷ 331,449 shares of beneficial interest issued and outstanding)	$9.45

See Notes to Financial Statements.

PGIM Income Builder Fund	57

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $76,795)	$4,580,938
Interest income	4,376,003
Income from securities lending, net (including affiliated income of $8,568)	77,796
Affiliated dividend income	770,126

Total income	9,804,863

Expenses
Management fee	1,565,670
Distribution fee(a)	907,369
Transfer agent’s fees and expenses (including affiliated expense of $42,428)(a)	220,457
Custodian and accounting fees	160,723
Shareholders’ reports	78,724
Registration fees(a)	53,613
Audit fee	25,246
Legal fees and expenses	11,431
Trustees’ fees	9,942
Miscellaneous	16,911

Total expenses	3,050,086
Less: Fee waiver and/or expense reimbursement(a)	(806,739)
Distribution fee waiver(a)	(44,039)

Net expenses	2,199,308

Net investment income (loss)	7,605,555

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(60,629))	(1,493,178)
Futures transactions	(238,296)
Options written transactions	42,498
Forward and cross currency contract transactions	(161,147)
Foreign currency transactions	33,048

(1,817,075)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $528,356)	(8,054,724)
Futures	19,328
Options written	(11,940)
Forward and cross currency contracts	(22,417)
Foreign currencies	1,240

(8,068,513)

Net gain (loss) on investment and foreign currency transactions	(9,885,588)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,280,033)

See Notes to Financial Statements.

58

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	257,551	11,090	635,385	3,343	—	—
Transfer agent’s fees and expenses	84,994	4,422	56,089	744	74,187	21
Registration fees	9,072	7,333	9,969	7,630	11,655	7,954
Fee waiver and/or expense reimbursement	(298,660)	(14,390)	(217,249)	(9,465)	(255,599)	(11,376)
Distribution fee waiver	(42,925)	—	—	(1,114)	—	—

See Notes to Financial Statements.

PGIM Income Builder Fund	59

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,605,555	$14,546,585
Net realized gain (loss) on investment and foreign currency transactions	(1,817,075)	(3,589,332)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,068,513)	17,354,138

Net increase (decrease) in net assets resulting from operations	(2,280,033)	28,311,391

Dividends and Distributions
Dividends from net investment income
Class A	(3,420,807)	(6,403,663)
Class B	(36,912)	(82,466)
Class C	(2,106,481)	(3,975,121)
Class R	(16,856)	(20,908)
Class Z	(3,004,888)	(4,876,263)
Class R6	(60,333)	(48,938)

	(8,646,277)	(15,407,359)

Tax return of capital distributions
Class A	—	(869,553)
Class B	—	(11,198)
Class C	—	(539,781)
Class R	—	(2,839)
Class Z	—	(662,147)
Class R6	—	(6,645)

	—	(2,092,163)

Fund share transactions
Net proceeds from shares sold	53,260,800	177,533,383
Net asset value of shares issued in reinvestment of dividends and distributions	7,535,372	15,392,007
Cost of shares reacquired	(62,790,692)	(116,065,837)

Net increase (decrease) in net assets from share transactions	(1,994,520)	76,859,553

Total increase (decrease)	(12,920,830)	87,671,422

Net Assets:
Beginning of period	448,485,879	360,814,457

End of period(a)	$435,565,049	$448,485,879

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(1,352,849)	$(312,127)

See Notes to Financial Statements.

60

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1998. The Trust currently consists of two funds: PGIM Income Builder Fund and PGIM QMA Defensive Equity Fund, each of which are diversified funds. These financial statements relate only to the PGIM Income Builder Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek income and long-term capital growth.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Income Builder Fund	61

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of

62

five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

PGIM Income Builder Fund	63

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of

64

loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

PGIM Income Builder Fund	65

Notes to Financial Statements (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the

66

Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

PGIM Income Builder Fund	67

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the

68

underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Master Limited Partnerships (MLPs): The Fund invests in MLPs. Distributions received from the Fund’s investment in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

PGIM Income Builder Fund	69

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadvisers’ performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into subadvisory agreements with each of Quantitative Management Associates LLC (“QMA”), Jennison Associates LLC, PGIM Fixed Income and PGIM Real Estate, each a Subadviser and together, the Subadvisers. PGIM Fixed Income and PGIM Real Estate are business units of PGIM, Inc. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the

70

management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PGIM Investments pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion and 0.65% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.70% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed through February 28, 2019 to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class B shares, 1.70% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class R shares, 0.70% of average daily net assets for Class Z shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.34% for the six months ended April 30, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Fund’s Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through February 28, 2019 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares.

PIMS has advised the Fund that it has received $282,908 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PGIM Income Builder Fund	71

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $3, $205 and $13,389 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM, Inc., PGIM Investments, PIMS, and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $8,845 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. The Fund also invests in other affiliated mutual funds. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”. Earnings from the Money Market Fund are disclosed on the Statement of Operations as “Income from securities lending, net.”

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $250,167,349 and $246,982,298, respectively.

72

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Change in Unrealized Gain (Loss)	Realized Gain / Loss	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Absolute Return Fund Class R6	9,012,885	230,402	4,907,200	90,319	115,005	4,360,773	438,269	121,031
PGIM Core Ultra Short Bond Fund	9,514,021	134,417,640	139,061,867	—	—	4,869,794	4,869,794	67,682
PGIM Floating Rate Income Fund Class R6	—	4,543,433	172,300	4,371	(347)	4,366,415	439,720	26,433
PGIM Institutional Money Market Fund	16,866,939	212,743,666	191,046,588	(2,850)	(6,790)	38,560,077	38,560,077	8,568
PGIM Short Duration High Yield Income Class R6	13,459,680	651,012	9,316,000	79,121	(144,169)	4,571,402	514,218	324,888
PGIM Total Return Bond Class R6	8,969,904	30,421,298	2,335,000	357,395	(24,328)	36,674,479	2,595,505	230,092

	57,823,429	383,007,451	346,838,955	528,356	(60,629)	93,402,940		778,694

*	The Funds did not have any capital gains distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$463,412,043

Gross Unrealized Appreciation	26,734,272
Gross Unrealized Depreciation	(17,916,409)

Net Unrealized Appreciation	$8,817,863

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2017 of approximately $19,764,000 which can be carry forward for an unlimited period. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase

PGIM Income Builder Fund	73

Notes to Financial Statements (unaudited) (continued)

are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are subject to a CDSC of 5%, Which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class R, Class Z and Class R6.

At reporting period end, seven shareholders of record held 63% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	1,734,357	$16,760,650
Shares issued in reinvestment of dividends and distributions	333,154	3,192,425
Shares reacquired	(1,711,327)	(16,423,218)

Net increase (decrease) in shares outstanding before conversion	356,184	3,529,857
Shares issued upon conversion from other share class(es)	60,939	586,424
Shares reacquired upon conversion into other share class(es)	(256,877)	(2,439,869)

Net increase (decrease) in shares outstanding	160,246	$1,676,412

Year ended October 31, 2017:
Shares sold	5,364,085	$51,082,115
Shares issued in reinvestment of dividends and distributions	709,776	6,769,425
Shares reacquired	(3,951,542)	(37,636,741)

Net increase (decrease) in shares outstanding before conversion	2,122,319	20,214,799
Shares issued upon conversion from other share class(es)	144,613	1,380,496
Shares reacquired upon conversion into other share class(es)	(2,142,598)	(20,583,204)

Net increase (decrease) in shares outstanding	124,334	$1,012,091

74

Class B	Shares	Amount
Six months ended April 30, 2018:
Shares sold	8,960	$85,314
Shares issued in reinvestment of dividends and distributions	3,791	35,640
Shares reacquired	(4,736)	(44,378)

Net increase (decrease) in shares outstanding before conversion	8,015	76,576
Shares reacquired upon conversion into other share class(es)	(26,977)	(254,674)

Net increase (decrease) in shares outstanding	(18,962)	$(178,098)

Year ended October 31, 2017:
Shares sold	72,236	$669,165
Shares issued in reinvestment of dividends and distributions	9,683	90,616
Shares reacquired	(39,375)	(369,915)

Net increase (decrease) in shares outstanding before conversion	42,544	389,866
Shares reacquired upon conversion into other share class(es)	(75,851)	(708,021)

Net increase (decrease) in shares outstanding	(33,307)	$(318,155)

Class C
Six months ended April 30, 2018:
Shares sold	1,171,498	$11,080,373
Shares issued in reinvestment of dividends and distributions	202,801	1,906,017
Shares reacquired	(1,623,718)	(15,283,411)

Net increase (decrease) in shares outstanding before conversion	(249,419)	(2,297,021)
Shares reacquired upon conversion into other share class(es)	(181,587)	(1,703,601)

Net increase (decrease) in shares outstanding	(431,006)	$(4,000,622)

Year ended October 31, 2017:
Shares sold	4,777,729	$44,699,909
Shares issued in reinvestment of dividends and distributions	428,759	4,015,817
Shares reacquired	(2,455,692)	(22,969,709)

Net increase (decrease) in shares outstanding before conversion	2,750,796	25,746,017
Shares reacquired upon conversion into other share class(es)	(862,734)	(8,108,045)

Net increase (decrease) in shares outstanding	1,888,062	$17,637,972

Class R
Six months ended April 30, 2018:
Shares sold	69,956	$670,078
Shares issued in reinvestment of dividends and distributions	1,743	16,629
Shares reacquired	(3,589)	(34,413)

Net increase (decrease) in shares outstanding	68,110	$652,294

Year ended October 31, 2017:
Shares sold	44,189	$422,486
Shares issued in reinvestment of dividends and distributions	2,397	22,854
Shares reacquired†	(43,080)	(412,627)

Net increase (decrease) in shares outstanding	3,506	$32,713

PGIM Income Builder Fund	75

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2018:
Shares sold	1,974,747	$19,177,943
Shares issued in reinvestment of dividends and distributions	240,857	2,324,322
Shares reacquired	(2,674,807)	(25,893,357)

Net increase (decrease) in shares outstanding before conversion	(459,203)	(4,391,092)
Shares issued upon conversion from other share class(es)	417,320	4,001,324
Shares reacquired upon conversion into other share class(es)	(34,739)	(336,473)

Net increase (decrease) in shares outstanding	(76,622)	$(726,241)

Year ended October 31, 2017:
Shares sold	8,117,414	$77,999,735
Shares issued in reinvestment of dividends and distributions	461,311	4,437,718
Shares reacquired	(5,655,759)	(54,143,381)

Net increase (decrease) in shares outstanding before conversion	2,922,966	28,294,072
Shares issued upon conversion from other share class(es)	2,869,795	27,743,420
Shares reacquired upon conversion into other share class(es)	(16,450)	(158,349)

Net increase (decrease) in shares outstanding	5,776,311	$55,879,143

Class R6
Six months ended April 30, 2018:
Shares sold	78,141	$751,825
Shares issued in reinvestment of dividends and distributions	6,260	60,339
Shares reacquired	(38,872)	(377,298)

Net increase (decrease) in shares outstanding before conversion	45,529	434,866
Shares issued upon conversion from other share class(es)	15,203	146,869

Net increase (decrease) in shares outstanding	60,732	$581,735

Period ended October 31, 2017*:
Shares sold	275,300	$2,659,973
Shares issued in reinvestment of dividends and distributions	5,749	55,577
Shares reacquired†	(55,283)	(533,464)

Net increase (decrease) in shares outstanding before conversion	225,766	2,182,086
Shares issued upon conversion from other share class(es)	44,951	433,703

Net increase (decrease) in shares outstanding	270,717	$2,615,789

*	Commencement of offering was December 30, 2016.
†	Includes affiliated redemptions of 358 shares with a value of $3,412 for Class R shares and 1,088 shares with a value of $10,467 for Class R6 shares.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding

76

for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

PGIM Income Builder Fund	77

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018		2017	2016	2015	2014(f)		2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.62		$9.36	$9.39	$11.90	$11.78		$11.55	$10.69
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.35	0.37	0.39	0.05		0.05	0.14
Net realized and unrealized gain (loss) on investments	(0.21)		0.32	0.06	(0.70)	0.14		0.89	0.86
Total from investment operations	(0.04)		0.67	0.43	(0.31)	0.19		0.94	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.36)	(0.40)	(0.44)	(0.07)		(0.12)	(0.14)
Distributions from net realized gains	-		-	-	(1.76)	-		(0.59)	-
Tax return of capital distributions	-		(0.05)	(0.06)	-	-		-	-
Total dividends and distributions	(0.19)		(0.41)	(0.46)	(2.20)	(0.07)		(0.71)	(0.14)
Net asset value, end of period	$9.39		$9.62	$9.36	$9.39	$11.90		$11.78	$11.55
Total Return(a)	(0.44)%		7.34%	4.76%	(2.59)%	1.63%		8.37%	9.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$168,458		$171,047	$165,090	$141,432	$84,863		$85,292	$86,386
Average net assets (000)	$173,124		$167,079	$143,159	$109,965	$84,889		$86,591	$85,636
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85%	(d)	0.85%	0.83%	0.78%	1.03%	(d)	1.51%	1.52%
Expenses before waivers and/or expense reimbursement	1.25%	(d)	1.27%	1.30%	1.37%	1.92%	(d)	1.56%	1.57%
Net investment income (loss)	3.53%	(d)	3.69%	4.05%	3.96%	1.58%	(d)	0.43%	1.25%
Portfolio turnover rate(g)	56%	(e)	102%	90%	93%	140%	(e)	478%	210%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

78

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018		2017	2016	2015	2014(f)		2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.45		$9.19	$9.23	$11.74	$11.59		$11.38	$10.54
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.30	0.32	0.02		(0.04)	0.06
Net realized and unrealized gain (loss) on investments	(0.20)		0.33	0.05	(0.70)	0.15		0.88	0.84
Total from investment operations	(0.07)		0.61	0.35	(0.38)	0.17		0.84	0.90
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.31)	(0.34)	(0.37)	(0.02)		(0.04)	(0.06)
Distributions from net realized gains	-		-	-	(1.76)	-		(0.59)	-
Tax return of capital distributions	-		(0.04)	(0.05)	-	-		-	-
Total dividends and distributions	(0.16)		(0.35)	(0.39)	(2.13)	(0.02)		(0.63)	(0.06)
Net asset value, end of period	$9.22		$9.45	$9.19	$9.23	$11.74		$11.59	$11.38
Total Return(a)	(0.81)%		6.69%	3.97%	(3.35)%	1.47%		7.52%	8.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,100		$2,332	$2,575	$3,083	$4,810		$5,180	$6,012
Average net assets (000)	$2,236		$2,532	$2,762	$3,824	$5,005		$5,826	$6,958
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.60%	(d)	1.60%	1.58%	1.51%	1.78%	(d)	2.26%	2.27%
Expenses before waivers and/or expense reimbursement	2.90%	(d)	1.97%	2.00%	2.09%	2.59%	(d)	2.26%	2.27%
Net investment income (loss)	2.80%	(d)	2.95%	3.34%	3.24%	0.80%	(d)	(0.31)%	0.52%
Portfolio turnover rate(g)	56%	(e)	102%	90%	93%	140%	(e)	478%	210%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	79

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018		2017	2016	2015	2014(f)		2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.44		$9.18	$9.23	$11.74	$11.59		$11.38	$10.54
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.30	0.31	0.02		(0.04)	0.06
Net realized and unrealized gain (loss) on investments	(0.20)		0.34	0.04	(0.69)	0.15		0.88	0.84
Total from investment operations	(0.07)		0.61	0.34	(0.38)	0.17		0.84	0.90
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.31)	(0.34)	(0.37)	(0.02)		(0.04)	(0.06)
Distributions from net realized gains	-		-	-	(1.76)	-		(0.59)	-
Tax return of capital distributions	-		(0.04)	(0.05)	-	-		-	-
Total dividends and distributions	(0.16)		(0.35)	(0.39)	(2.13)	(0.02)		(0.63)	(0.06)
Net asset value, end of period	$9.21		$9.44	$9.18	$9.23	$11.74		$11.59	$11.38
Total Return(a)	(0.81)%		6.69%	3.86%	(3.35)%	1.47%		7.53%	8.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$122,277		$129,397	$108,543	$75,622	$17,474		$17,887	$17,217
Average net assets (000)	$128,130		$122,174	$88,099	$44,389	$17,513		$17,793	$17,251
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.60%	(d)	1.60%	1.58%	1.55%	1.78%	(d)	2.26%	2.27%
Expenses before waivers and/or expense reimbursement	1.94%	(d)	1.98%	2.00%	2.05%	2.61%	(d)	2.26%	2.27%
Net investment income (loss)	2.79%	(d)	2.93%	3.27%	3.19%	0.82%	(d)	(0.32)%	0.51%
Portfolio turnover rate(g)	56%	(e)	102%	90%	93%	140%	(e)	478%	210%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018		2017	2016	2015	2014(f)		2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.61		$9.34	$9.38	$11.89	$11.75		$11.52	$10.67
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.33	0.35	0.36	0.04		0.02	0.11
Net realized and unrealized gain (loss) on investments	(0.20)		0.33	0.05	(0.69)	0.15		0.89	0.85
Total from investment operations	(0.05)		0.66	0.40	(0.33)	0.19		0.91	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.38)	(0.42)	(0.05)		(0.09)	(0.11)
Distributions from net realized gains	-		-	-	(1.76)	-		(0.59)	-
Tax return of capital distributions	-		(0.05)	(0.06)	-	-		-	-
Total dividends and distributions	(0.18)		(0.39)	(0.44)	(2.18)	(0.05)		(0.68)	(0.11)
Net asset value, end of period	$9.38		$9.61	$9.34	$9.38	$11.89		$11.75	$11.52
Total Return(a)	(0.56)%		7.20%	4.40%	(2.83)%	1.60%		8.13%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,235		$610	$561	$359	$393		$288	$167
Average net assets (000)	$899		$579	$404	$427	$347		$275	$196
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	(d)	1.10%	1.08%	1.03%	1.25%	(d)	1.76%	1.77%
Expenses before waivers and/or expense reimbursement	3.47%	(d)	1.73%	1.75%	1.82%	2.45%	(d)	2.01%	2.02%
Net investment income (loss)	3.15%	(d)	3.41%	3.76%	3.69%	1.45%	(d)	0.19%	1.04%
Portfolio turnover rate(g)	56%	(e)	102%	90%	93%	140%	(e)	478%	210%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	81

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018		2017	2016	2015	2014(f)		2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.69		$9.42	$9.45	$11.96	$11.85		$11.62	$10.75
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.38	0.40	0.41	0.06		0.08	0.17
Net realized and unrealized gain (loss) on investments	(0.21)		0.33	0.05	(0.69)	0.15		0.89	0.87
Total from investment operations	(0.03)		0.71	0.45	(0.28)	0.21		0.97	1.04
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.39)	(0.42)	(0.47)	(0.10)		(0.15)	(0.17)
Distributions from net realized gains	-		-	-	(1.76)	-		(0.59)	-
Tax return of capital distributions	-		(0.05)	(0.06)	-	-		-	-
Total dividends and distributions	(0.20)		(0.44)	(0.48)	(2.23)	(0.10)		(0.74)	(0.17)
Net asset value, end of period	$9.46		$9.69	$9.42	$9.45	$11.96		$11.85	$11.62
Total Return(a)	(0.31)%		7.67%	4.98%	(2.33)%	1.74%		8.59%	9.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138,361		$142,478	$84,046	$74,114	$5,965		$5,287	$3,178
Average net assets (000)	$143,797		$119,795	$64,595	$45,082	$5,426		$4,306	$3,181
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60%	(d)	0.60%	0.58%	0.56%	0.77%	(d)	10.26%	1.27%
Expenses before waivers and/or expense reimbursement	0.96%	(d)	0.98%	1.00%	1.03%	1.64%	(d)	1.26%	1.27%
Net investment income (loss)	3.79%	(d)	3.90%	4.35%	4.15%	1.87%	(d)	0.69%	1.51%
Portfolio turnover rate(g)	56%	(e)	102%	90%	93%	140%	(e)	478%	210%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

82

Class R6 Shares
	Six Months Ended April 30, 2018		December 30, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.69		$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.30
Net realized and unrealized gain (loss) on investments	(0.22)		0.31
Total from investment operations	(0.04)		0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.31)
Tax return of capital distributions	-		(0.05)
Total dividends and distributions	(0.20)		(0.36)
Net asset value, end of period	$9.45		$9.69
Total Return(c):	(0.42)%		6.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,134		$2,622
Average net assets (000)	$2,856		$1,384
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60%	(e)	0.60%	(e)
Expenses before waivers and/or expense reimbursement	1.40%	(e)	0.90%	(e)
Net investment income (loss)	3.76%	(e)	3.74%	(e)
Portfolio turnover rate(g)	56%	(f)	102%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	83

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Income Builder Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INCOME BUILDER FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PCGAX	PBCFX	PCCFX	PCLRX	PDCZX	PCGQX
CUSIP	74442X108	74442X207	74442X306	74442X405	74442X504	74442X769

*Formerly known as Class Q shares.

MFSP504E2

PGIM QMA DEFENSIVE EQUITY FUND

(Formerly known as Prudential QMA Defensive Equity Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM QMA Defensive Equity Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Defensive Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Defensive Equity Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM QMA Defensive Equity Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.68	2.10	7.35	5.47	—
Class B	1.16	2.07	7.59	5.27	—
Class C	1.34	6.19	7.76	5.28	—
Class R	1.43	8.80	8.52	5.91	—
Class Z	1.68	8.17	8.81	6.32	—
Class R6**	1.76	8.25	N/A	N/A	9.76 (12/28/16)
S&P 500 Index
	3.82	13.26	12.95	9.01	—
Russell 1000 Defensive Index
	2.77	11.27	11.67	9.10	—
Lipper Large-Cap Core Funds Average
	3.41	12.23	11.48	7.98	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yrs. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 15.62%.

Russell 1000 Defensive Index—The Russell 1000 Defensive Index is unmanaged and measures the performance of the large-cap defensive segment of the US equity universe. It includes those Russell 1000 Index companies with relatively stable business conditions which are less sensitive to economic cycles, credit cycles, and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 13.75%.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a

PGIM QMA Defensive Equity Fund	7

Your Fund’s Performance (continued)

three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 14.51%.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Verizon Communications, Inc., Diversified Telecommunication Services	3.6
AT&T, Inc., Diversified Telecommunication Services	3.6
Amazon.com, Inc., Internet & Direct Marketing Retail	3.0
Procter & Gamble Co. (The), Household Products	1.9
NextEra Energy, Inc., Electric Utilities	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Electric Utilities	9.8
Diversified Telecommunication Services	7.5
Banks	6.4
Multi-Utilities	5.1
Beverages	4.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Defensive Equity Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Defensive Equity Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,016.80	1.23%	$6.15
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
Class B	Actual	$1,000.00	$1,011.60	2.28%	$11.37
	Hypothetical	$1,000.00	$1,013.49	2.28%	$11.38
Class C	Actual	$1,000.00	$1,013.40	1.99%	$9.93
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class R	Actual	$1,000.00	$1,014.30	1.78%	$8.89
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90
Class Z	Actual	$1,000.00	$1,016.80	1.17%	$5.85
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Class R6**	Actual	$1,000.00	$1,017.60	1.14%	$5.70
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS

Aerospace & Defense 1.6%
Arconic, Inc.	2,333	$41,551
Boeing Co. (The)	3,070	1,024,029
General Dynamics Corp.	1,530	308,004
Harris Corp.	660	103,237
Huntington Ingalls Industries, Inc.	260	63,235
L3 Technologies, Inc.	440	86,187
Lockheed Martin Corp.	1,380	442,759
Northrop Grumman Corp.	970	312,379
Raytheon Co.	1,600	327,904
Rockwell Collins, Inc.	910	120,612
Textron, Inc.	1,400	86,996
TransDigm Group, Inc.	270	86,554
United Technologies Corp.	4,120	495,018

		3,498,465

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	800	73,624
Expeditors International of Washington, Inc.	1,000	63,860
FedEx Corp.	1,370	338,664
United Parcel Service, Inc., (Class B Stock)	3,810	432,435

		908,583

Airlines 0.3%
Alaska Air Group, Inc.	700	45,451
American Airlines Group, Inc.	2,300	98,739
Delta Air Lines, Inc.	3,600	187,992
Southwest Airlines Co.	3,000	158,490
United Continental Holdings, Inc.*	1,300	87,802

		578,474

Auto Components 0.2%
Aptiv PLC	2,800	236,824
BorgWarner, Inc.	2,060	100,816
Goodyear Tire & Rubber Co. (The)	2,500	62,775

		400,415

Automobiles 0.5%
Ford Motor Co.	41,000	460,840
General Motors Co.	13,200	484,968
Harley-Davidson, Inc.	1,700	69,921

		1,015,729

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Banks 6.4%
Bank of America Corp.	91,600	$2,740,672
BB&T Corp.	7,500	396,000
Citigroup, Inc.	24,700	1,686,269
Citizens Financial Group, Inc.	4,800	199,152
Comerica, Inc.	1,720	162,678
Fifth Third Bancorp	6,800	225,556
Huntington Bancshares, Inc.	10,900	162,519
JPMorgan Chase & Co.	32,880	3,576,686
KeyCorp	10,400	207,168
M&T Bank Corp.	1,470	267,937
People’s United Financial, Inc.	3,600	65,844
PNC Financial Services Group, Inc. (The)	4,550	662,526
Regions Financial Corp.	11,000	205,700
SunTrust Banks, Inc.	4,600	307,280
SVB Financial Group*	530	158,793
U.S. Bancorp	15,100	761,795
Wells Fargo & Co.	42,100	2,187,516
Zions Bancorporation	2,000	109,500

		14,083,591

Beverages 4.3%
Brown-Forman Corp., (Class B Stock)	5,850	327,834
Coca-Cola Co. (The)	85,400	3,690,134
Constellation Brands, Inc., (Class A Stock)	3,820	890,557
Dr. Pepper Snapple Group, Inc.	4,000	479,840
Molson Coors Brewing Co., (Class B Stock)	4,140	294,934
Monster Beverage Corp.*	9,200	506,000
PepsiCo, Inc.	31,660	3,195,760

		9,385,059

Biotechnology 1.5%
AbbVie, Inc.	8,750	844,812
Alexion Pharmaceuticals, Inc.*	1,220	143,509
Amgen, Inc.	3,670	640,342
Biogen, Inc.*	1,170	320,112
Celgene Corp.*	4,130	359,723
Gilead Sciences, Inc.	7,170	517,889
Incyte Corp.*	940	58,224
Regeneron Pharmaceuticals, Inc.*	430	130,582
Vertex Pharmaceuticals, Inc.*	1,400	214,424

		3,229,617

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 0.2%
A.O. Smith Corp.	800	$49,080
Allegion PLC	566	43,684
Fortune Brands Home & Security, Inc.	800	43,752
Johnson Controls International PLC	5,078	171,992
Masco Corp.	1,700	64,379

		372,887

Capital Markets 3.2%
Affiliated Managers Group, Inc.	560	92,322
Ameriprise Financial, Inc.	1,440	201,902
Bank of New York Mellon Corp. (The)	9,800	534,198
BlackRock, Inc.	1,200	625,800
Cboe Global Markets, Inc.	1,130	120,661
Charles Schwab Corp. (The)	11,600	645,888
CME Group, Inc.	3,300	520,344
E*TRADE Financial Corp.*	2,600	157,768
Franklin Resources, Inc.	3,290	110,676
Goldman Sachs Group, Inc. (The)	3,410	812,705
Intercontinental Exchange, Inc.	5,630	407,950
Invesco Ltd.	4,000	115,880
Moody’s Corp.	1,630	264,386
Morgan Stanley	13,300	686,546
MSCI, Inc.	900	134,847
Nasdaq, Inc.	1,200	105,984
Northern Trust Corp.	2,090	223,108
Raymond James Financial, Inc.	1,300	116,675
S&P Global, Inc.	2,460	463,956
State Street Corp.	3,580	357,212
T. Rowe Price Group, Inc.	2,400	273,168

		6,971,976

Chemicals 2.2%
Air Products & Chemicals, Inc.	2,240	363,530
Albemarle Corp.	1,110	107,626
CF Industries Holdings, Inc.	2,350	91,180
DowDuPont, Inc.	23,835	1,507,325
Eastman Chemical Co.	1,460	149,037
Ecolab, Inc.	2,650	383,640
FMC Corp.	1,400	111,622
International Flavors & Fragrances, Inc.	810	114,421
LyondellBasell Industries NV, (Class A Stock)	3,300	348,909
Monsanto Co.	4,500	564,165

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Mosaic Co. (The)	3,500	$94,325
PPG Industries, Inc.	2,600	275,288
Praxair, Inc.	2,930	446,883
Sherwin-Williams Co. (The)	850	312,511

		4,870,462

Commercial Services & Supplies 0.2%
Cintas Corp.	480	81,744
Republic Services, Inc.	1,200	77,616
Stericycle, Inc.*	470	27,594
Waste Management, Inc.	2,200	178,838

		365,792

Communications Equipment 0.3%
Cisco Systems, Inc.	13,000	575,770
F5 Networks, Inc.*	170	27,726
Juniper Networks, Inc.	900	22,131
Motorola Solutions, Inc.	440	48,325

		673,952

Construction & Engineering 0.1%
Fluor Corp.	800	47,160
Jacobs Engineering Group, Inc.	700	40,663
Quanta Services, Inc.*	800	26,000

		113,823

Construction Materials 0.1%
Martin Marietta Materials, Inc.	640	124,653
Vulcan Materials Co.	1,350	150,781

		275,434

Consumer Finance 0.8%
American Express Co.	6,950	686,313
Capital One Financial Corp.	4,720	427,726
Discover Financial Services	3,500	249,375
Navient Corp.	3,000	39,780
Synchrony Financial	7,001	232,223

		1,635,417

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging 0.4%
Avery Dennison Corp.	900	$94,329
Ball Corp.	3,500	140,315
International Paper Co.	4,200	216,552
Packaging Corp. of America	960	111,062
Sealed Air Corp.	1,700	74,545
WestRock Co.	2,636	155,946

		792,749

Distributors 0.1%
Genuine Parts Co.	1,550	136,896
LKQ Corp.*	3,200	99,264

		236,160

Diversified Consumer Services 0.0%
H&R Block, Inc.	2,100	58,065

Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., (Class B Stock)*	18,440	3,572,381
Leucadia National Corp.	3,200	76,928

		3,649,309

Diversified Telecommunication Services 7.5%
AT&T, Inc.	238,094	7,785,674
CenturyLink, Inc.	37,671	699,927
Verizon Communications, Inc.	160,100	7,900,935

		16,386,536

Electric Utilities 9.8%
Alliant Energy Corp.	12,100	519,695
American Electric Power Co., Inc.	25,800	1,805,484
Duke Energy Corp.	36,800	2,949,888
Edison International	17,100	1,120,392
Entergy Corp.	9,500	775,105
Eversource Energy	16,600	1,000,150
Exelon Corp.	50,700	2,011,776
FirstEnergy Corp.	23,400	804,960
NextEra Energy, Inc.	24,720	4,051,855
PG&E Corp.	27,000	1,244,700
Pinnacle West Capital Corp.	5,900	474,950
PPL Corp.	36,400	1,059,240
Southern Co. (The)	52,900	2,439,748
Xcel Energy, Inc.	26,700	1,250,628

		21,508,571

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment 0.3%
Acuity Brands, Inc.	240	$28,745
AMETEK, Inc.	1,300	90,740
Eaton Corp. PLC	2,400	180,072
Emerson Electric Co.	3,500	232,435
Rockwell Automation, Inc.	710	116,816

		648,808

Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., (Class A Stock)	840	70,316
Corning, Inc.	2,300	62,146
FLIR Systems, Inc.	400	21,420
IPG Photonics Corp.*	110	23,433
TE Connectivity Ltd.	1,010	92,668

		269,983

Energy Equipment & Services 0.3%
Baker Hughes a GE Co.	1,300	46,943
Halliburton Co.	2,800	148,372
Helmerich & Payne, Inc.	370	25,733
National Oilwell Varco, Inc.	1,200	46,404
Schlumberger Ltd.	4,519	309,823
TechnipFMC PLC (United Kingdom)	1,400	46,144

		623,419

Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	1,000	124,570
American Tower Corp.	4,360	594,530
Apartment Investment & Management Co., (Class A Stock)	1,500	60,900
AvalonBay Communities, Inc.	1,370	223,310
Boston Properties, Inc.	1,530	185,757
Crown Castle International Corp.	4,100	413,567
Digital Realty Trust, Inc.	2,030	214,551
Duke Realty Corp.	3,500	94,850
Equinix, Inc.	791	332,845
Equity Residential	3,600	222,156
Essex Property Trust, Inc.	660	158,195
Extra Space Storage, Inc.	1,300	116,467
Federal Realty Investment Trust	730	84,571
GGP, Inc.	6,200	123,938
HCP, Inc.	4,600	107,456
Host Hotels & Resorts, Inc.	7,200	140,832
Iron Mountain, Inc.	2,738	92,928

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp.	4,200	$60,942
Macerich Co. (The)	1,100	63,382
Mid-America Apartment Communities, Inc.	1,140	104,264
Prologis, Inc.	5,300	344,023
Public Storage	1,480	298,634
Realty Income Corp.	2,800	141,428
Regency Centers Corp.	1,500	88,275
SBA Communications Corp.*	1,150	184,265
Simon Property Group, Inc.	3,080	481,527
SL Green Realty Corp.	910	88,943
UDR, Inc.	2,600	93,990
Ventas, Inc.	3,500	179,970
Vornado Realty Trust	1,690	114,971
Welltower, Inc.	3,600	192,384
Weyerhaeuser Co.	7,440	273,643

		6,002,064

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	9,780	1,928,225
CVS Health Corp.	22,590	1,577,460
Kroger Co. (The)	19,600	493,724
Sysco Corp.	10,700	669,178
Walgreens Boots Alliance, Inc.	19,000	1,262,550
Walmart, Inc.	32,370	2,863,450

		8,794,587

Food Products 2.5%
Archer-Daniels-Midland Co.	12,400	562,712
Campbell Soup Co.	4,200	171,276
Conagra Brands, Inc.	8,900	329,923
General Mills, Inc.	12,600	551,124
Hershey Co. (The)	3,150	289,611
Hormel Foods Corp.(a)	6,000	217,500
J.M. Smucker Co. (The)	2,530	288,622
Kellogg Co.	5,500	323,950
Kraft Heinz Co. (The)	13,300	749,854
McCormick & Co., Inc.	2,700	284,607
Mondelez International, Inc., (Class A Stock)	33,100	1,307,450
Tyson Foods, Inc., (Class A Stock)	6,600	462,660

		5,539,289

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 1.6%
Abbott Laboratories	9,557	$555,548
Align Technology, Inc.*	400	99,940
Baxter International, Inc.	2,700	187,650
Becton, Dickinson and Co.	1,462	338,994
Boston Scientific Corp.*	7,500	215,400
Cooper Cos., Inc. (The)	270	61,752
Danaher Corp.	3,380	339,082
DENTSPLY SIRONA, Inc.	1,200	60,408
Edwards Lifesciences Corp.*	1,160	147,738
Hologic, Inc.*	1,500	58,185
IDEXX Laboratories, Inc.*	480	93,355
Intuitive Surgical, Inc.*	620	273,284
Medtronic PLC	7,488	600,013
ResMed, Inc.	800	75,712
Stryker Corp.	1,770	299,873
Varian Medical Systems, Inc.*	500	57,795
Zimmer Biomet Holdings, Inc.	1,120	128,990

		3,593,719

Health Care Providers & Services 1.6%
Aetna, Inc.	1,800	322,290
AmerisourceBergen Corp.	950	86,051
Anthem, Inc.	1,410	332,746
Cardinal Health, Inc.	1,700	109,089
Centene Corp.*	950	103,151
Cigna Corp.	1,340	230,239
DaVita, Inc.*	780	48,976
Envision Healthcare Corp.*	600	22,302
Express Scripts Holding Co.*	3,100	234,670
HCA Healthcare, Inc.	1,550	148,397
Henry Schein, Inc.*	880	66,880
Humana, Inc.	760	223,577
Laboratory Corp. of America Holdings*	560	95,620
McKesson Corp.	1,140	178,079
Quest Diagnostics, Inc.	740	74,888
UnitedHealth Group, Inc.	5,320	1,257,648
Universal Health Services, Inc., (Class B Stock)	480	54,816

		3,589,419

Health Care Technology 0.0%
Cerner Corp.*	1,700	99,025

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	4,300	$271,158
Chipotle Mexican Grill, Inc.*	260	110,066
Darden Restaurants, Inc.	1,300	120,718
Hilton Worldwide Holdings, Inc.	2,100	165,564
Marriott International, Inc., (Class A Stock)	3,160	431,909
McDonald’s Corp.	8,380	1,403,147
MGM Resorts International	5,300	166,526
Norwegian Cruise Line Holdings Ltd.*	2,100	112,287
Royal Caribbean Cruises Ltd.	1,800	194,742
Starbucks Corp.	14,800	852,036
Wyndham Worldwide Corp.	1,050	119,921
Wynn Resorts Ltd.	850	158,261
Yum! Brands, Inc.	3,500	304,850

		4,411,185

Household Durables 0.4%
D.R. Horton, Inc.	3,600	158,904
Garmin Ltd.	1,200	70,404
Leggett & Platt, Inc.	1,400	56,770
Lennar Corp., (Class A Stock)	2,900	153,381
Mohawk Industries, Inc.*	670	140,620
Newell Brands, Inc.	5,100	140,913
PulteGroup, Inc.	2,700	81,972
Whirlpool Corp.	750	116,212

		919,176

Household Products 3.1%
Church & Dwight Co., Inc.	5,440	251,328
Clorox Co. (The)	2,880	337,536
Colgate-Palmolive Co.	19,500	1,271,985
Kimberly-Clark Corp.	7,810	808,647
Procter & Gamble Co. (The)	56,100	4,058,274

		6,727,770

Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	34,600	423,504
NRG Energy, Inc.	15,800	489,800

		913,304

Industrial Conglomerates 0.9%
3M Co.	3,300	641,487
General Electric Co.	48,020	675,641

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	4,170	$603,316
Roper Technologies, Inc.	570	150,588

		2,071,032

Insurance 2.4%
Aflac, Inc.	7,600	346,332
Allstate Corp. (The)	3,460	338,457
American International Group, Inc.	8,700	487,200
Aon PLC	2,400	341,928
Arthur J. Gallagher & Co.	1,800	125,982
Assurant, Inc.	560	51,979
Brighthouse Financial, Inc.*	990	50,272
Chubb Ltd.	4,487	608,751
Cincinnati Financial Corp.	1,500	105,510
Everest Re Group Ltd.	420	97,722
Hartford Financial Services Group, Inc. (The)	3,500	188,440
Lincoln National Corp.	2,200	155,408
Loews Corp.	2,700	141,642
Marsh & McLennan Cos., Inc.	4,900	399,350
MetLife, Inc.	10,000	476,700
Principal Financial Group, Inc.	2,700	159,894
Progressive Corp. (The)	5,700	343,653
Torchmark Corp.	1,100	95,414
Travelers Cos., Inc. (The)	2,640	347,424
Unum Group	2,200	106,436
Willis Towers Watson PLC	1,310	194,548
XL Group Ltd. (Bermuda)	2,600	144,534

		5,307,576

Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.*	4,230	6,624,730
Booking Holdings, Inc.*	520	1,132,560
Expedia Group, Inc.	1,290	148,530
Netflix, Inc.*	4,570	1,427,942
TripAdvisor, Inc.*	1,090	40,788

		9,374,550

Internet Software & Services 1.4%
Akamai Technologies, Inc.*	500	35,825
Alphabet, Inc., (Class A Stock)*	810	825,050
Alphabet, Inc., (Class C Stock)*	831	845,401
eBay, Inc.*	2,500	94,700

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
Facebook, Inc., (Class A Stock)*	6,500	$1,118,000
VeriSign, Inc.*	230	27,007

		2,945,983

IT Services 1.2%
Accenture PLC, (Class A Stock)	1,670	252,504
Alliance Data Systems Corp.	130	26,397
Automatic Data Processing, Inc.	1,200	141,696
Cognizant Technology Solutions Corp., (Class A Stock)	1,620	132,548
DXC Technology Co.	779	80,284
Fidelity National Information Services, Inc.	900	85,473
Fiserv, Inc.*	1,120	79,363
Gartner, Inc.*	250	30,323
Global Payments, Inc.	430	48,611
International Business Machines Corp.	2,330	337,757
Mastercard, Inc., (Class A Stock)	2,510	447,458
Paychex, Inc.	900	54,513
PayPal Holdings, Inc.*	3,100	231,291
Total System Services, Inc.	500	42,030
Visa, Inc., (Class A Stock)	4,890	620,443
Western Union Co. (The)	1,200	23,700

		2,634,391

Leisure Products 0.1%
Hasbro, Inc.	1,230	108,351
Mattel, Inc.(a)	3,600	53,280

		161,631

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	1,800	118,332
Illumina, Inc.*	810	195,153
IQVIA Holdings, Inc.*	800	76,608
Mettler-Toledo International, Inc.*	140	78,390
PerkinElmer, Inc.	600	44,016
Thermo Fisher Scientific, Inc.	2,210	464,874
Waters Corp.*	440	82,900

		1,060,273

Machinery 0.9%
Caterpillar, Inc.	3,310	477,832
Cummins, Inc.	870	139,078
Deere & Co.	1,800	243,594

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Dover Corp.	840	$77,868
Flowserve Corp.	700	31,087
Fortive Corp.	1,650	116,012
Illinois Tool Works, Inc.	1,710	242,854
Ingersoll-Rand PLC	1,400	117,446
PACCAR, Inc.	1,900	120,973
Parker-Hannifin Corp.	740	121,819
Pentair PLC (United Kingdom)	900	60,552
Snap-on, Inc.	320	46,480
Stanley Black & Decker, Inc.	850	120,351
Xylem, Inc.	1,000	72,900

		1,988,846

Media 2.7%
CBS Corp., (Class B Stock)	3,600	177,120
Charter Communications, Inc., (Class A Stock)*	1,960	531,728
Comcast Corp., (Class A Stock)	48,700	1,528,693
Discovery, Inc., (Class A Stock)*(a)	1,600	37,840
Discovery, Inc., (Class C Stock)*	3,164	70,304
DISH Network Corp., (Class A Stock)*	2,400	80,520
Interpublic Group of Cos., Inc. (The)	4,000	94,360
News Corp., (Class A Stock)	3,950	63,121
News Corp., (Class B Stock)	1,200	19,500
Omnicom Group, Inc.	2,400	176,784
Time Warner, Inc.	8,210	778,308
Twenty-First Century Fox, Inc., (Class A Stock)	11,000	402,160
Twenty-First Century Fox, Inc., (Class B Stock)	4,600	165,922
Viacom, Inc., (Class B Stock)	3,700	111,592
Walt Disney Co. (The)	15,830	1,588,224

		5,826,176

Metals & Mining 0.3%
Freeport-McMoRan, Inc.	13,700	208,377
Newmont Mining Corp.	5,400	212,166
Nucor Corp.	3,200	197,184

		617,727

Multi-Utilities 5.1%
Ameren Corp.	12,700	744,474
CenterPoint Energy, Inc.	22,600	572,458
CMS Energy Corp.	14,800	698,412
Consolidated Edison, Inc.	16,300	1,306,119

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
Dominion Energy, Inc.	34,200	$2,276,352
DTE Energy Co.	9,430	993,922
NiSource, Inc.	17,700	431,703
Public Service Enterprise Group, Inc.	26,500	1,381,975
SCANA Corp.	7,500	275,775
Sempra Energy	13,420	1,500,356
WEC Energy Group, Inc.	16,584	1,066,020

		11,247,566

Multiline Retail 0.5%
Dollar General Corp.	2,700	260,631
Dollar Tree, Inc.*	2,550	244,519
Kohl’s Corp.	1,800	111,816
Macy’s, Inc.	3,200	99,424
Nordstrom, Inc.	1,200	60,672
Target Corp.	5,700	413,820

		1,190,882

Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp.	1,730	116,464
Andeavor	460	63,627
Apache Corp.	1,200	49,140
Cabot Oil & Gas Corp.	1,500	35,865
Chevron Corp.	6,230	779,435
Cimarex Energy Co.	300	30,177
Concho Resources, Inc.*	490	77,033
ConocoPhillips	3,800	248,900
Devon Energy Corp.	1,700	61,761
EOG Resources, Inc.	1,890	223,341
EQT Corp.	770	38,646
Exxon Mobil Corp.	13,820	1,074,505
Hess Corp.	830	47,302
Kinder Morgan, Inc.	6,100	96,502
Marathon Oil Corp.	2,700	49,275
Marathon Petroleum Corp.	1,580	118,358
Newfield Exploration Co.*	600	17,880
Noble Energy, Inc.	1,600	54,128
Occidental Petroleum Corp.	2,500	193,150
ONEOK, Inc.	1,300	78,286
Phillips 66	1,340	149,155
Pioneer Natural Resources Co.	560	112,868
Range Resources Corp.	700	9,695

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	1,400	$155,302
Williams Cos., Inc. (The)	2,600	66,898

		3,947,693

Personal Products 0.4%
Coty, Inc., (Class A Stock)*	10,500	182,175
Estee Lauder Cos., Inc. (The), (Class A Stock)	5,000	740,450

		922,625

Pharmaceuticals 2.6%
Allergan PLC	1,818	279,336
Bristol-Myers Squibb Co.	9,000	469,170
Eli Lilly & Co.	5,300	429,671
Johnson & Johnson	14,740	1,864,462
Merck & Co., Inc.	14,800	871,276
Mylan NV*	2,800	108,528
Nektar Therapeutics*	900	75,294
Perrigo Co. PLC	750	58,605
Pfizer, Inc.	32,600	1,193,486
Zoetis, Inc.	2,700	225,396

		5,575,224

Professional Services 0.2%
Equifax, Inc.	670	75,074
IHS Markit Ltd.*	2,000	98,260
Nielsen Holdings PLC	1,800	56,610
Robert Half International, Inc.	700	42,525
Verisk Analytics, Inc.*	860	91,547

		364,016

Real Estate Management & Development 0.1%
CBRE Group, Inc., (Class A Stock)*	3,000	135,930

Road & Rail 0.6%
CSX Corp.	4,900	291,011
J.B. Hunt Transport Services, Inc.	480	56,366
Kansas City Southern	570	60,779
Norfolk Southern Corp.	1,580	226,683
Union Pacific Corp.	4,360	582,627

		1,217,466

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 1.1%
Advanced Micro Devices, Inc.*(a)	2,200	$23,936
Analog Devices, Inc.	1,048	91,543
Applied Materials, Inc.	2,800	139,076
Broadcom, Inc	1,112	255,115
Intel Corp.	12,700	655,574
KLA-Tencor Corp.	430	43,748
Lam Research Corp.	440	81,427
Microchip Technology, Inc.	600	50,196
Micron Technology, Inc.*	3,100	142,538
NVIDIA Corp.	1,640	368,836
Qorvo, Inc.*	300	20,220
QUALCOMM, Inc.	4,000	204,040
Skyworks Solutions, Inc.	490	42,512
Texas Instruments, Inc.	2,670	270,818
Xilinx, Inc.	700	44,968

		2,434,547

Software 1.7%
Activision Blizzard, Inc.	2,100	139,335
Adobe Systems, Inc.*	1,340	296,944
ANSYS, Inc.*	230	37,182
Autodesk, Inc.*	600	75,540
CA, Inc.	800	27,840
Cadence Design Systems, Inc.*	700	28,042
Citrix Systems, Inc.*	400	41,164
Electronic Arts, Inc.*	830	97,923
Intuit, Inc.	660	121,961
Microsoft Corp.	20,900	1,954,568
Oracle Corp.	8,200	374,494
Red Hat, Inc.*	480	78,269
salesforce.com, Inc.*	1,860	225,042
Symantec Corp.	1,600	44,464
Synopsys, Inc.*	400	34,204
Take-Two Interactive Software, Inc.*	300	29,913

		3,606,885

Specialty Retail 2.4%
Advance Auto Parts, Inc.	780	89,271
AutoZone, Inc.*	290	181,111
Best Buy Co., Inc.	2,700	206,631
CarMax, Inc.*	1,900	118,750
Foot Locker, Inc.	1,200	51,696

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Gap, Inc. (The)	2,200	$64,328
Home Depot, Inc. (The)	12,280	2,269,344
L Brands, Inc.	2,500	87,275
Lowe’s Cos., Inc.	8,700	717,141
O’Reilly Automotive, Inc.*	880	225,342
Ross Stores, Inc.	3,980	321,783
Tiffany & Co.	1,050	107,971
TJX Cos., Inc. (The)	6,700	568,495
Tractor Supply Co.	1,300	88,400
Ulta Beauty, Inc.*	610	153,055

		5,250,593

Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	13,760	2,273,978
Hewlett Packard Enterprise Co.	4,200	71,610
HP, Inc.	4,400	94,556
NetApp, Inc.	700	46,606
Seagate Technology PLC	800	46,312
Western Digital Corp.	832	65,553
Xerox Corp.	550	17,297

		2,615,912

Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	3,700	68,339
Michael Kors Holdings Ltd.*	1,600	109,472
NIKE, Inc., (Class B Stock)	13,620	931,472
PVH Corp.	810	129,333
Ralph Lauren Corp.	580	63,713
Tapestry, Inc.	3,000	161,310
Under Armour, Inc., (Class A Stock)*	1,900	33,744
Under Armour, Inc., (Class C Stock)*	1,911	29,334
VF Corp.	3,420	276,575

		1,803,292

Tobacco 2.4%
Altria Group, Inc.	42,300	2,373,453
Philip Morris International, Inc.	34,590	2,836,380

		5,209,833

See Notes to Financial Statements.

26

Description			Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.1%
Fastenal Co.			1,600	$79,984
United Rentals, Inc.*			470	70,500
W.W. Grainger, Inc.			290	81,592

				232,076

Water Utilities 0.4%
American Water Works Co., Inc.			9,400	813,852

TOTAL LONG-TERM INVESTMENTS (cost $157,258,633)				211,699,391

SHORT-TERM INVESTMENTS 3.3%

AFFILIATED MUTUAL FUNDS 3.1%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)			6,524,156	6,524,156
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $310,644; includes $310,428 of cash collateral for securities on loan)(b)(w)			310,649	310,649

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,834,800)				6,834,805

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) 0.2%
U.S. Treasury Bills(k) (cost $498,952)	1.715%	06/14/18	500	498,993

TOTAL SHORT-TERM INVESTMENTS (cost $7,333,752)				7,333,798

TOTAL INVESTMENTS 100.2% (cost $164,592,385)				219,033,189
Liabilities in excess of other assets(z) (0.2)%				(430,852)

NET ASSETS 100.0%				$218,602,337

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following abbreviations are used in semiannual report:

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

REITs—Real Estate Investment Trusts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $303,548; cash collateral of $310,428 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rates shown reflect yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Position:
44	S&P 500 E-Mini Index	Jun. 2018	$5,823,400	$(155,992)

A security with a market value of $498,993 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

28

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,498,465	$—	$—
Air Freight & Logistics	908,583	—	—
Airlines	578,474	—	—
Auto Components	400,415	—	—
Automobiles	1,015,729	—	—
Banks	14,083,591	—	—
Beverages	9,385,059	—	—
Biotechnology	3,229,617	—	—
Building Products	372,887	—	—
Capital Markets	6,971,976	—	—
Chemicals	4,870,462	—	—
Commercial Services & Supplies	365,792	—	—
Communications Equipment	673,952	—	—
Construction & Engineering	113,823	—	—
Construction Materials	275,434	—	—
Consumer Finance	1,635,417	—	—
Containers & Packaging	792,749	—	—
Distributors	236,160	—	—
Diversified Consumer Services	58,065	—	—
Diversified Financial Services	3,649,309	—	—
Diversified Telecommunication Services	16,386,536	—	—
Electric Utilities	21,508,571	—	—
Electrical Equipment	648,808	—	—
Electronic Equipment, Instruments & Components	269,983	—	—
Energy Equipment & Services	623,419	—	—
Equity Real Estate Investment Trusts (REITs)	6,002,064	—	—
Food & Staples Retailing	8,794,587	—	—
Food Products	5,539,289	—	—
Health Care Equipment & Supplies	3,593,719	—	—
Health Care Providers & Services	3,589,419	—	—
Health Care Technology	99,025	—	—
Hotels, Restaurants & Leisure	4,411,185	—	—
Household Durables	919,176	—	—
Household Products	6,727,770	—	—
Independent Power & Renewable Electricity Producers	913,304	—	—
Industrial Conglomerates	2,071,032	—	—
Insurance	5,307,576	—	—
Internet & Direct Marketing Retail	9,374,550	—	—
Internet Software & Services	2,945,983	—	—
IT Services	2,634,391	—	—

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Leisure Products	$161,631	$—	$—
Life Sciences Tools & Services	1,060,273	—	—
Machinery	1,988,846	—	—
Media	5,826,176	—	—
Metals & Mining	617,727	—	—
Multi-Utilities	11,247,566	—	—
Multiline Retail	1,190,882	—	—
Oil, Gas & Consumable Fuels	3,947,693	—	—
Personal Products	922,625	—	—
Pharmaceuticals	5,575,224	—	—
Professional Services	364,016	—	—
Real Estate Management & Development	135,930	—	—
Road & Rail	1,217,466	—	—
Semiconductors & Semiconductor Equipment	2,434,547	—	—
Software	3,606,885	—	—
Specialty Retail	5,250,593	—	—
Technology Hardware, Storage & Peripherals	2,615,912	—	—
Textiles, Apparel & Luxury Goods	1,803,292	—	—
Tobacco	5,209,833	—	—
Trading Companies & Distributors	232,076	—	—
Water Utilities	813,852	—	—
Affiliated Mutual Funds	6,834,805	—	—
U.S. Treasury Obligation	—	498,993	—
Other Financial Instruments*
Futures Contracts	(155,992)	—	—

Total	$218,378,204	$498,993	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

30

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Electric Utilities	9.8%
Diversified Telecommunication Services	7.5
Banks	6.4
Multi-Utilities	5.1
Beverages	4.3
Internet & Direct Marketing Retail	4.3
Food & Staples Retailing	4.0
Capital Markets	3.2
Affiliated Mutual Funds (including 0.1% of collateral for securities on loan)	3.1
Household Products	3.1
Equity Real Estate Investment Trusts (REITs)	2.7
Media	2.7
Pharmaceuticals	2.6
Food Products	2.5
Insurance	2.4
Specialty Retail	2.4
Tobacco	2.4
Chemicals	2.2
Hotels, Restaurants & Leisure	2.0
Oil, Gas & Consumable Fuels	1.8
Diversified Financial Services	1.7
Software	1.7
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	1.6
Aerospace & Defense	1.6
Biotechnology	1.5
Internet Software & Services	1.4
IT Services	1.2
Technology Hardware, Storage & Peripherals	1.2
Semiconductors & Semiconductor Equipment	1.1
Industrial Conglomerates	0.9
Machinery	0.9
Textiles, Apparel & Luxury Goods	0.8
Consumer Finance	0.8
Road & Rail	0.6%
Multiline Retail	0.5
Life Sciences Tools & Services	0.5
Automobiles	0.5
Personal Products	0.4
Household Durables	0.4
Independent Power & Renewable Electricity Producers	0.4
Air Freight & Logistics	0.4
Water Utilities	0.4
Containers & Packaging	0.4
Communications Equipment	0.3
Electrical Equipment	0.3
Energy Equipment & Services	0.3
Metals & Mining	0.3
Airlines	0.3
U.S. Treasury Obligation	0.2
Auto Components	0.2
Building Products	0.2
Commercial Services & Supplies	0.2
Professional Services	0.2
Construction Materials	0.1
Electronic Equipment, Instruments & Components	0.1
Distributors	0.1
Trading Companies & Distributors	0.1
Leisure Products	0.1
Real Estate Management & Development	0.1
Construction & Engineering	0.1
Health Care Technology	0.0 *
Diversified Consumer Services	0.0 *

100.2
Liabilities in excess of other assets	(0.2)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$ —	Due from/to broker—variation margin futures	$155,992	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,008,432

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$1,193	$(498,952)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$8,239,383

(1)	Notional Amount in USD.

See Notes to Financial Statements.

32

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$303,548	$(303,548)	$ —

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	33

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $303,548:
Unaffiliated investments (cost $157,757,585)	$212,198,384
Affiliated investments (cost $6,834,800)	6,834,805
Dividends and interest receivable	371,256
Receivable for Fund shares sold	135,481
Tax reclaim receivable	8,870
Receivable for investments sold	856
Prepaid expenses	709

Total assets	219,550,361

Liabilities
Payable to broker for collateral for securities on loan	310,428
Payable for Fund shares reacquired	263,415
Management fee payable	132,223
Transfer agent’s fee payable	75,664
Distribution fee payable	68,543
Accrued expenses and other liabilities	43,239
Affiliated transfer agent fee payable	27,935
Due to broker—variation margin futures	26,577

Total liabilities	948,024

Net Assets	$218,602,337

Net assets were comprised of:
Shares of beneficial interest, at par	$15,194
Paid-in capital in excess of par	157,828,635

157,843,829
Undistributed net investment income	701,788
Accumulated net realized gain on investment transactions	5,772,594
Net unrealized appreciation on investments and foreign currencies	54,284,126

Net assets, April 30, 2018	$218,602,337

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share, ($173,135,586 ÷ 12,021,725 shares of beneficial interest issued and outstanding)	$14.40
Maximum sales charge (5.50% of offering price)	0.84

Maximum offering price to public	$15.24

Class B
Net asset value, offering price and redemption price per share, ($4,987,209 ÷ 348,592 shares of beneficial interest issued and outstanding)	$14.31

Class C
Net asset value, offering price and redemption price per share, ($34,258,377 ÷ 2,392,786 shares of beneficial interest issued and outstanding)	$14.32

Class R
Net asset value, offering price and redemption price per share, ($7,305 ÷ 503 shares of beneficial interest issued and outstanding)	$14.53

Class Z
Net asset value, offering price and redemption price per share, ($6,089,157 ÷ 422,135 shares of beneficial interest issued and outstanding)	$14.42

Class R6
Net asset value, offering price and redemption price per share, ($124,703 ÷ 8,636 shares of beneficial interest issued and outstanding)	$14.44

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	35

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$2,525,287
Affiliated dividend income	79,567
Income from securities lending, net (including affiliated income of $2,614)	3,436
Interest income	3,334

Total income	2,611,624

Expenses
Management fee	858,407
Distribution fee(a)	481,275
Transfer agent’s fees and expenses (including affiliated expense of $58,178)(a)	143,583
Registration fees(a)	43,338
Custodian and accounting fees	41,119
Audit fee	24,730
Shareholders’ reports	23,717
Legal fees and expenses	11,614
Trustees’ fees	7,715
Miscellaneous	8,420

Total expenses	1,643,918
Less: Fee waiver and/or expense reimbursement(a)	(23,115)
Distribution fee waiver(a)	(45,032)

Net expenses	1,575,771

Net investment income (loss)	1,035,853

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5))	9,153,708
Futures transactions	1,008,432

10,162,140

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6))	(6,702,629)
Futures	(498,952)
Foreign currencies	290

(7,201,291)

Net gain (loss) on investment and foreign currency transactions	2,960,849

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,996,702

(a)	Class specific expenses and waiver were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	270,138	28,601	182,509	27	—	—
Transfer agent’s fees and expenses	108,566	13,680	17,622	399	3,294	22
Registration fees	7,348	7,056	7,485	7,185	7,057	7,207
Fee waiver and/or expense reimbursement	—	(8,489)	—	(7,567)	—	(7,059)
Distribution fee waiver	(45,023)	—	—	(9)	—	—

See Notes to Financial Statements.

36

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,035,853	$1,876,420
Net realized gain (loss) on investment and foreign currency transactions	10,162,140	7,869,746
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,201,291)	24,929,447

Net increase (decrease) in net assets resulting from operations	3,996,702	34,675,613

Dividends and Distributions
Dividends from net investment income
Class A	(1,620,119)	(2,090,702)
Class B	(9,383)	(42,128)
Class C	(73,546)	(201,451)
Class R	(47)	(3,166)
Class Z	(72,608)	(96,074)
Class R6	(1,319)	—

	(1,777,022)	(2,433,521)

Distributions from net realized gains
Class A	(6,182,430)	(10,624,756)
Class B	(200,027)	(520,479)
Class C	(1,274,307)	(2,488,861)
Class R	(245)	(20,046)
Class Z	(224,897)	(407,553)
Class R6	(3,795)	—

	(7,885,701)	(14,061,695)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,066,219	7,282,000
Net asset value of shares issued in reinvestment of dividends and distributions	9,476,379	16,111,166
Cost of shares reacquired	(17,366,379)	(36,046,707)

Net increase (decrease) in net assets from Fund share transactions	(4,823,781)	(12,653,541)

Total increase (decrease)	(10,489,802)	5,526,856

Net Assets:
Beginning of period	229,092,139	223,565,283

End of period(a)	$218,602,337	$229,092,139

(a) Includes undistributed/(distributions in excess of) net investment income of:	$701,788	$1,442,957

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	37

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1998. The Trust currently consists of two funds: PGIM Income Builder Fund and PGIM QMA Defensive Equity Fund, each of which are diversified funds. These financial statements relate only to the PGIM QMA Defensive Equity Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

38

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred

PGIM QMA Defensive Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as

40

“variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the

PGIM QMA Defensive Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

42

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.75% of the average daily net assets up to $500 million, 0.70% of average daily net assets for the next $500 million and 0.65% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.75% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 29, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual Fund operating expenses to exceed 2.28% of

PGIM QMA Defensive Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

average daily net assets for Class B shares, 1.78% of average daily net assets for Class R shares, or 1.14% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of any waivers and/or expense reimbursements, was 0.73% for the six months ended April 30, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through February 28, 2019 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $51,872, in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $1,880 and $843 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

44

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $150 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $146,186,426 and $156,521,050, respectively.

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, beginning of period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, end of Period	Shares, end of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$9,196,634	$50,472,939	$53,145,417	$—	$—	$6,524,156	6,524,156	$79,567
PGIM Institutional Money Market Fund	530,123	6,662,647	6,882,110	(6)	(5)	310,649	310,649	2,614

Total	$9,726,757	$57,135,586	$60,027,527	$(6)	$(5)	$6,834,805		$82,181

*	The Fund did not have any capital gain distributions during the reporting period.

PGIM QMA Defensive Equity Fund	45

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$168,968,823

Gross Unrealized Appreciation	56,077,333
Gross Unrealized Depreciation	(6,168,959)

Net Unrealized Appreciation	$49,908,374

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class R, Class Z and Class R6.

46

As of April 30, 2018, Prudential, through its affiliate entities, owned 305 Class R shares and 785 Class R6 shares of the Fund. At reporting period end, 2 shareholders of record held 35% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	137,339	$2,043,739
Shares issued in reinvestment of dividends and distributions	513,845	7,656,287
Shares reacquired	(800,255)	(11,888,418)

Net increase (decrease) in shares outstanding before conversion	(149,071)	(2,188,392)
Shares issued upon conversion from other share class(es)	66,314	1,006,557
Shares reacquired upon conversion into other share class(es)	(21,055)	(311,612)

Net increase (decrease) in shares outstanding	(103,812)	$(1,493,447)

Year ended October 31, 2017:
Shares sold	337,903	$4,698,783
Shares issued in reinvestment of dividends and distributions	938,366	12,527,192
Shares reacquired	(1,660,772)	(23,231,213)

Net increase (decrease) in shares outstanding before conversion	(384,503)	(6,005,238)
Shares issued upon conversion from other share class(es)	319,919	4,515,722
Shares reacquired upon conversion into other share class(es)	(74,241)	(1,045,384)

Net increase (decrease) in shares outstanding	(138,825)	$(2,534,900)

Class B
Six months ended April 30, 2018:
Shares issued in reinvestment of dividends and distributions	14,092	$209,400
Shares reacquired	(23,109)	(340,229)

Net increase (decrease) in shares outstanding before conversion	(9,017)	(130,829)
Shares reacquired upon conversion into other share class(es)	(65,056)	(981,823)

Net increase (decrease) in shares outstanding	(74,073)	$(1,112,652)

Year ended October 31, 2017:
Shares sold	3,336	$45,380
Shares issued in reinvestment of dividends and distributions	42,047	560,494
Shares reacquired	(87,123)	(1,203,233)

Net increase (decrease) in shares outstanding before conversion	(41,740)	(597,359)
Shares reacquired upon conversion into other share class(es)	(176,032)	(2,476,652)

Net increase (decrease) in shares outstanding	(217,772)	$(3,074,011)

PGIM QMA Defensive Equity Fund	47

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2018:
Shares sold	44,751	$656,558
Shares issued in reinvestment of dividends and distributions	89,964	1,335,958
Shares reacquired	(245,125)	(3,610,345)

Net increase (decrease) in shares outstanding before conversion	(110,410)	(1,617,829)
Shares reacquired upon conversion into other share class(es)	(22,470)	(331,473)

Net increase (decrease) in shares outstanding	(132,880)	$(1,949,302)

Year ended October 31, 2017:
Shares sold	99,453	$1,379,289
Shares issued in reinvestment of dividends and distributions	189,094	2,518,726
Shares reacquired	(539,499)	(7,478,815)

Net increase (decrease) in shares outstanding before conversion	(250,952)	(3,580,800)
Shares reacquired upon conversion into other share class(es)	(172,464)	(2,399,983)

Net increase (decrease) in shares outstanding	(423,416)	$(5,980,783)

Class R
Six months ended April 30, 2018:
Shares sold	10	$154
Shares issued in reinvestment of dividends and distributions	20	293
Shares reacquired	—	(3)

Net increase (decrease) in shares outstanding	30	$444

Year ended October 31, 2017:
Shares sold	2,446	$33,655
Shares issued in reinvestment of dividends and distributions	1,739	23,213
Shares reacquired	(26,468)	(390,139)

Net increase (decrease) in shares outstanding	(22,283)	$(333,271)

Class Z
Six months ended April 30, 2018:
Shares sold	24,147	$357,963
Shares issued in reinvestment of dividends and distributions	18,052	269,327
Shares reacquired	(101,928)	(1,517,434)

Net increase (decrease) in shares outstanding before conversion	(59,729)	(890,144)
Shares issued upon conversion from other share class(es)	40,858	607,107

Net increase (decrease) in shares outstanding	(18,871)	$(283,037)

Year ended October 31, 2017:
Shares sold	74,620	$1,033,865
Shares issued in reinvestment of dividends and distributions	36,016	481,541
Shares reacquired	(259,965)	(3,641,446)

Net increase (decrease) in shares outstanding before conversion	(149,329)	(2,126,040)
Shares issued upon conversion from other share class(es)	99,281	1,386,228
Shares reacquired upon conversion into other share class(es)	(6,970)	(99,571)

Net increase (decrease) in shares outstanding	(57,018)	$(839,383)

48

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	526	$7,805
Shares issued in reinvestment of dividends and distributions	342	5,114
Shares reacquired	(666)	(9,950)

Net increase (decrease) in shares outstanding before conversion	202	2,969
Shares issued upon conversion from other share class(es)	743	11,244

Net increase (decrease) in shares outstanding	945	$14,213

Period ended October 31, 2017*:
Shares sold	6,485	$91,028
Shares reacquired	(7,090)	(101,861)

Net increase (decrease) in shares outstanding before conversion	(605)	(10,833)
Shares issued upon conversion from other share class(es)	8,296	119,640

Net increase (decrease) in shares outstanding	7,691	$108,807

*	Commencement of offering was December 28, 2016.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

PGIM QMA Defensive Equity Fund	49

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018(b)		2017(b)	2016(b)	2015	2014(b)(f)		2014(b)	2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.78		$13.68	$13.71	$14.26	$13.65		$12.86	$11.23
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.13	0.16	0.13	0.03		0.12	0.13
Net realized and unrealized gain (loss) on investment transactions	0.19		2.02	0.21	0.24	0.58		1.46	1.72
Total from investment operations	0.27		2.15	0.37	0.37	0.61		1.58	1.85
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.17)	(0.14)	(0.12)	-		(0.13)	(0.22)
Distributions from net realized gains	(0.52)		(0.88)	(0.26)	(0.80)	-		(0.66)	-
Total dividends and distributions	(0.65)		(1.05)	(0.40)	(0.92)	-		(0.79)	(0.22)
Net asset value, end of period	$14.40		$14.78	$13.68	$13.71	$14.26		$13.65	$12.86
Total Return(a)	1.68%		16.53%	2.85%	2.64%	4.47%		12.66%	16.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$173,136		$179,231	$167,731	$176,009	$184,830		$181,385	$179,711
Average net assets (000)	$181,584		$175,657	$172,299	$180,590	$181,880		$182,251	$172,847
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.23%	(d)	1.28%	1.30%	1.27%	1.40%	(d)	1.25%	1.38%
Expense before waivers and/or expense reimbursement	1.28%	(d)	1.33%	1.35%	1.32%	1.45%	(d)	1.30%	1.43%
Net investment income (loss)	1.05%	(d)	0.96%	1.20%	0.88%	0.74%	(d)	0.90%	1.05%
Portfolio turnover rate(g)	66%	(e)	103%	96%	74%	20%	(e)	87%	239%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018(b)		2017(b)	2016(b)	2015	2014(b)(f)		2014(b)	2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.66		$13.57	$13.60	$14.15	$13.58		$12.80	$11.17
Income (loss) from investment operations:
Net investment income (loss)	-	(g)	0.03	0.06	0.04	-	(g)	0.02	0.04
Net realized and unrealized gain (loss) on investment transactions	0.19		2.01	0.21	0.23	0.57		1.45	1.73
Total from investment operations	0.19		2.04	0.27	0.27	0.57		1.47	1.77
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.07)	(0.04)	(0.02)	-		(0.03)	(0.14)
Distributions from net realized gains	(0.52)		(0.88)	(0.26)	(0.80)	-		(0.66)	-
Total dividends and distributions	(0.54)		(0.95)	(0.30)	(0.82)	-		(0.69)	(0.14)
Net asset value, end of period	$14.31		$14.66	$13.57	$13.60	$14.15		$13.58	$12.80
Total Return(a)	1.16%		15.71%	2.07%	1.90%	4.20%		11.84%	15.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,987		$6,195	$8,689	$12,401	$17,164		$17,425	$20,780
Average net assets (000)	$5,768		$7,431	$10,392	$14,669	$17,140		$19,454	$22,938
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	2.28%	(d)	2.03%	2.05%	2.02%	2.15%	(d)	2.00%	2.13%
Expense before waivers and/or expense reimbursement	2.58%	(d)	2.03%	2.05%	2.02%	2.15%	(d)	2.00%	2.13%
Net investment income (loss)	0.01%	(d)	0.24%	0.46%	0.15%	-%	(d)(h)	0.16%	0.30%
Portfolio turnover rate(i)	66%	(e)	103%	96%	74%	20%	(e)	87%	239%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	Less than $0.005.
(h)	Less than 0.005%.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	51

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018(b)		2017(b)	2016(b)	2015	2014(b)(f)		2014(b)	2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.65		$13.56	$13.60	$14.15	$13.57		$12.80	$11.17
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.03	0.06	0.02	-	(g)	0.02	0.04
Net realized and unrealized gain (loss) on investment transactions	0.20		2.01	0.20	0.25	0.58		1.44	1.73
Total from investment operations	0.22		2.04	0.26	0.27	0.58		1.46	1.77
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.07)	(0.04)	(0.02)	-		(0.03)	(0.14)
Distributions from net realized gains	(0.52)		(0.88)	(0.26)	(0.80)	-		(0.66)	-
Total dividends and distributions	(0.55)		(0.95)	(0.30)	(0.82)	-		(0.69)	(0.14)
Net asset value, end of period	$14.32		$14.65	$13.56	$13.60	$14.15		$13.57	$12.80
Total Return(a)	1.34%		15.72%	2.00%	1.91%	4.27%		11.75%	15.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,258		$37,006	$40,003	$45,046	$50,550		$49,855	$48,666
Average net assets (000)	$36,804		$38,497	$42,741	$48,105	$50,000		$49,435	$49,670
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.99%	(d)	2.03%	2.05%	2.02%	2.15%	(d)	2.00%	2.13%
Expense before waivers and/or expense reimbursement	1.99%	(d)	2.03%	2.05%	2.02%	2.15%	(d)	2.00%	2.13%
Net investment income (loss)	0.29%	(d)	0.22%	0.45%	0.13%	(0.01)%	(d)	0.15%	0.30%
Portfolio turnover rate(h)	66%	(e)	103%	96%	74%	20%	(e)	87%	239%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	Less than $.005.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018(b)		2017(b)	2016(b)	2015	2014(b)(f)		2014(b)	2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.91		$13.64	$13.68	$14.23	$13.63		$12.85	$11.21
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.10	0.12	0.09	0.02		0.09	0.10
Net realized and unrealized gain (loss) on investment transactions	0.20		2.18	0.20	0.25	0.58		1.44	1.73
Total from investment operations	0.24		2.28	0.32	0.34	0.60		1.53	1.83
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.13)	(0.10)	(0.09)	-		(0.09)	(0.19)
Distributions from net realized gains	(0.52)		(0.88)	(0.26)	(0.80)	-		(0.66)	-
Total dividends and distributions	(0.62)		(1.01)	(0.36)	(0.89)	-		(0.75)	(0.19)
Net asset value, end of period	$14.53		$14.91	$13.64	$13.68	$14.23		$13.63	$12.85
Total Return(a)	1.43%		17.62%	2.51%	2.39%	4.40%		12.32%	16.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7		$7	$311	$341	$434		$415	$373
Average net assets (000)	$7		$345	$345	$358	$422		$391	$341
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.78%	(d)	1.54%	1.55%	1.52%	1.65%	(d)	1.50%	1.63%
Expense before waivers and/or expense reimbursement	208.60%	(d)	1.79%	1.80%	1.77%	1.90%	(d)	1.75%	1.88%
Net investment income (loss)	0.50%	(d)	0.75%	0.95%	0.63%	0.48%	(d)	0.65%	0.81%
Portfolio turnover rate(g)	66%	(e)	103%	96%	74%	20%	(e)	87%	239%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	53

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			Three Months Ended October 31,		Year Ended July 31,
	2018(b)		2017(b)	2016(b)	2015	2014(b)(f)		2014(b)	2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.83		$13.72	$13.75	$14.30	$13.68		$12.89	$11.24
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.19	0.15	0.03		0.15	0.16
Net realized and unrealized gain (loss) on investment transactions	0.19		2.02	0.21	0.26	0.59		1.46	1.74
Total from investment operations	0.27		2.19	0.40	0.41	0.62		1.61	1.90
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.20)	(0.17)	(0.16)	-		(0.16)	(0.25)
Distributions from net realized gains	(0.52)		(0.88)	(0.26)	(0.80)	-		(0.66)	-
Total dividends and distributions	(0.68)		(1.08)	(0.43)	(0.96)	-		(0.82)	(0.25)
Net asset value, end of period	$14.42		$14.83	$13.72	$13.75	$14.30		$13.68	$12.89
Total Return(a)	1.68%		16.84%	3.10%	2.89%	4.53%		12.90%	17.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,089		$6,540	$6,832	$5,126	$3,694		$3,473	$3,346
Average net assets (000)	$6,523		$6,611	$5,953	$4,473	$4,210		$3,596	$3,533
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.17%	(d)	1.03%	1.05%	1.02%	1.15%	(d)	1.00%	1.13%
Expense before waivers and/or expense reimbursement	1.17%	(d)	1.03%	1.05%	1.02%	1.15%	(d)	1.00%	1.13%
Net investment income (loss)	1.11%	(d)	1.22%	1.46%	1.12%	0.99%	(d)	1.16%	1.30%
Portfolio turnover rate(g)	66%	(e)	103%	96%	74%	20%	(e)	87%	239%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Class R6 Shares
	Six Months Ended April 30, 2018		December 28, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.85		$13.34
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14
Net realized and unrealized gain (loss) on investment transactions	0.20		1.37
Total from investment operations	0.28		1.51
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		-
Distributions from net realized gains on investments	(0.52)		-
Total dividends and distributions	(0.69)		-
Net asset value, end of period	$14.44		$14.85
Total Return(c):	1.76%		11.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$125		$114
Average net assets (000)	$119		$61
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.14%	(e)	0.88%	(e)
Expenses before waivers and/or expense reimbursement	13.12%	(e)	0.88%	(e)
Net investment income (loss)	1.14%	(e)	1.19%	(e)
Portfolio turnover rate(g)	66%	(f)	103%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Defensive Equity Fund	55

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’ Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Defensive Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA DEFENSIVE EQUITY FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PAMGX	DMGBX	PIMGX	SPMRX	PDMZX	PAMQX
CUSIP	74442X868	74442X785	74442X793	74442X819	74442X827	74442X777

*Formerly known as Class Q shares.

MFSP504E4

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.
	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018